UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22027

FundVantage Trust

(Exact name of registrant as specified in charter)

301 Bellevue Parkway

Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Joel L. Weiss

BNY Mellon Investment Servicing (US) Inc.

103 Bellevue Parkway

Wilmington, DE 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code: 302-791-1851

Date of fiscal year end: April 30

Date of reporting period: January 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

CORVERUS STRATEGIC EQUITY FUND

Portfolio of Investments
January 31, 2011
(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS — 95.9%
Consumer Discretionary — 11.6%
Coach, Inc.	1,860	$100,608
DIRECTV, Class A*	2,660	112,758
Ford Motor Co.*	9,920	158,224
Macy’s, Inc.	6,260	144,919
Wyndham Worldwide Corp.	2,390	67,231

		583,740

Consumer Staples — 9.3%
Kraft Foods, Inc.	5,430	165,995
PepsiCo, Inc.	2,610	167,849
Wal-Mart Stores, Inc.	2,390	134,007

		467,851

Energy — 13.4%
ConocoPhillips	2,020	144,349
Exxon Mobil Corp.	1,310	105,691
Halliburton Co.	4,020	180,900
National Oilwell Varco, Inc.	1,140	84,246
Occidental Petroleum Corp.	1,620	156,622

		671,808

Financials — 15.2%
American Express Co.	3,400	147,492
Ameriprise Financial, Inc.	1,770	109,121
Bank of America Corp.	12,055	165,515
Comerica, Inc.	3,830	146,306
Lazard Ltd., Class A	1,770	73,844
MetLife, Inc.	2,652	121,382

		763,660

Health Care — 9.1%
Bristol-Myers Squibb Co.	3,980	100,217
Celgene Corp.*	2,310	119,034
Mylan, Inc.*	5,690	131,780
UnitedHealth Group, Inc.	2,580	105,909

		456,940

Industrials — 11.0%
Boeing Co. (The)	2,310	160,499
Cummins, Inc.	1,120	118,586
Fedex Corp.	1,720	155,350
General Electric Co.	5,810	117,013

		551,448

Information Technology — 16.8%
Apple, Inc.*	510	173,053
Broadcom Corp., Class A	1,660	74,850
EMC Corp.*	3,090	76,910
Google, Inc., Class A*	277	166,300
MasterCard, Inc., Class A	330	78,048
NVIDIA Corp.*	2,150	51,428
Oracle Corp.	3,310	106,019
VMware, Inc., Class A*	1,350	115,452

		842,060

Materials — 4.0%
Allegheny Technologies, Inc.	1,300	84,747
International Paper Co.	4,040	116,675

		201,422

Telecommunication Services — 2.8%
American Tower Corp., Class A*	2,720	138,339

Utilities — 2.7%
NextEra Energy, Inc.	2,520	134,719

TOTAL COMMON STOCKS
(Cost $4,150,534)		4,811,987

TOTAL INVESTMENTS — 95.9%
(Cost $4,150,534)**		4,811,987
OTHER ASSETS IN EXCESS OF LIABILITIES — 4.1%		207,127

NET ASSETS — 100.0%		$5,019,114

See accompanying Notes to the Quarterly Portfolio of Investments.

1

CORVERUS STRATEGIC EQUITY FUND

Portfolio of Investments (Continued)
January 31, 2011
(Unaudited)

*	Non income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:
	Aggregate Cost	$4,150,534

	Gross unrealized appreciation	699,558
	Gross unrealized depreciation	(38,105)

	Net unrealized appreciation	$661,453

For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent prospectus.

See accompanying Notes to the Quarterly Portfolio of Investments.

2

CORVERUS STRATEGIC EQUITY FUND

Notes to the Quarterly Portfolio of Investments
January 31, 2011
(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Corverus Strategic Equity Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – the inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2011, in valuing the Fund’s assets carried at fair value:

Level 2
			Other	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	01/31/11	Price	Inputs	Inputs

Investments in Securities*	$4,811,987	$4,811,987	$—	$—

*	Please refer to Portfolio of Investments for further details.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the

3

CORVERUS STRATEGIC EQUITY FUND

Notes to the Quarterly Portfolio of Investments (Concluded)
January 31, 2011
(Unaudited)

market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended January 31, 2011, there were no transfers between Levels 1, 2 and 3.

4

CUTWATER INVESTMENT GRADE BOND FUND

Portfolio of Investments

January 31, 2011

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
CORPORATE DEBT SECURITIES — 45.54%
Automotive — 1.98%
Dana Holding Corp., Sr. Unsec. Notes, 6.75%, 02/15/16 (b)	B3/BB-	$200	$203,000
Ford Holdings LLC, Co. Gty., 9.30%, 03/01/30	Ba3/B	200	241,406
Ford Motor Credit Co., LLC, Sr. Unsec. Notes, 8.70%, 10/01/14	Ba2/B+	500	573,571
Hyundai Capital Services, Inc., Sr. Unsec. Notes, 4.375%, 07/27/16, 144A	Baa2/BBB+	300	301,742

			1,319,719

Basic Materials — 0.30%
Gerdau Trade, Inc., Co. Gty., 5.75%, 01/30/21, 144A	Baa3/BBB-	200	200,500

Chemicials — 1.69%
Braskem Finance, Ltd., Co. Gty., 7.00%, 05/07/20, 144A(c)	Ba1/BB+	250	257,500
Chevron Phillips Chemical Co., LLC/LP, Sr. Unsec. Notes, 8.25%, 06/15/19, 144A(c)	Baa1/BBB	200	239,737
Dow Chemical Co., Sr. Unsec. Notes, 8.55%, 05/15/19 (c)	Baa3/BBB-	500	624,134

			1,121,371

Consumer Products — 0.32%
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer, Sr. Sec. Notes, 7.75%, 10/15/12, 144A(b)	Ba3/BB	200	211,000

Diversified Financial Services — 12.86%
American Express Co., Sub. Notes, 6.80%, 09/01/16 (b)(d)	Baa2/BB	300	300,375
Bank of America Corp., Jr. Sub. Notes, 8.00%, 01/30/18 (b)(d)	Ba3/BB+	600	622,002
Bank of America Corp., Sub. Notes, 5.75%, 08/15/16	A3/A-	785	833,606
Citigroup, Inc., Sr. Unsec. Notes, 5.85%, 12/11/34	A3/A	350	333,676
Citigroup, Inc., Sr. Unsec. Notes, 6.01%, 01/15/15	A3/A	225	247,886
Commonwealth Bank of Australia, Govt. Liquid Gtd., 3.492%, 08/13/14, 144A	Aaa/AAA	350	373,059
Dexia Credit Local/New York NY, Govt. Liquid Gtd., 0.703%, 03/05/13, 144A(e)	Aa1/AA+	575	571,992
General Electric Capital Corp., Sr. Unsec. Notes, 5.625%, 05/01/18	Aa2/AA+	200	216,806
HSBC Capital Funding LP/Jersey Channel Islands, Ltd. Gty., 10.176%, 06/30/30, 144A(b)(d)	A3/A-	500	670,000
HSBC Capital Funding LP/Jersey Channel Islands, Ltd. Gty., 4.61%, 06/27/13, 144A(b)(d)	A3/A-	250	235,890
ICICI Bank, Ltd., Sr. Unsec. Notes, 5.75%, 11/16/20, 144A	Baa2/BBB-	500	486,118
JPMorgan Chase Capital XV, Ltd. Gty., 5.875%, 03/15/35 (c)	A2/BBB+	750	722,272
ProLogis, Sr. Unsec. Notes, 6.625%, 05/15/18 (c)	Baa2/BBB-	350	386,839
Royal Bank of Scotland, PLC, Govt. Liquid Gtd., 2.625%, 05/11/12, 144A	Aaa/AAA	550	562,676
State Bank of India London, Sr. Unsec. Notes, 4.50%, 07/27/15, 144A	Baa2/BBB-	300	306,160
Wachovia Corp., Sub. Notes, 5.50%, 08/01/35	A2/A+	275	250,107
WEA Finance, LLC/WT Finance (Aust) Pty, Ltd., Co. Gty., 7.50%, 06/02/14, 144A	A2/A-	200	229,236
Wells Fargo Capital XV, Ltd. Gty., 9.75%, 09/26/13 (b)(d)	Baa3/A-	1,100	1,208,680

			8,557,380

Energy — 5.69%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec. Notes, 6.50%, 05/20/16 (b)	Ba3/BB-	250	254,375
Anadarko Petroleum Corp., Sr. Unsec. Notes, 5.00%, 10/01/12	Ba1/BBB-	400	418,559
Calfrac Holdings LP, Sr. Unsec. Notes, 7.50%, 12/01/15, 144A(b)	B2/B+	100	102,750
Citgo Petroleum Corp., Sr. Sec. Notes, 11.50%, 07/01/14, 144A(b)	Ba2/BB+	200	230,000
Consol Energy, Inc., Co. Gty., 8.00%, 04/01/14, 144A(b)	B1/BB	200	217,000

See accompanying Notes to the Quarterly Portfolio of Investments.

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Portfolio of Investments (Continued)

January 31, 2011

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
CORPORATE DEBT SECURITIES — (Continued)
Energy — (Continued)
Frac Tech Services LLC/Frac Tech Finance, Inc., Co. Gty., 7.125%, 11/15/14, 144A(b)	B2/B+	$200	$204,750
Husky Energy, Inc., Sr. Unsec. Notes, 5.90%, 06/15/14 (c)	Baa2/BBB+	200	221,443
KazMunayGas National Co., Sr. Unsec. Notes, 6.375%, 04/09/21, 144A	Baa3/BBB-	250	250,625
Noble Energy, Inc., Sr. Unsec. Notes, 8.25%, 03/01/19	Baa2/BBB	225	285,451
Petroleum Co. of Trinidad & Tobago, Ltd., Sr. Unsec. Notes, 9.75%, 08/14/19, 144A(c)	Baa3/BBB	200	243,000
Pride International, Inc., Sr. Unsec. Notes, 6.875%, 08/15/20	Ba1/BBB-	325	355,062
Reliance Holdings USA, Inc., Co. Gty., 4.50%, 10/19/20, 144A(c)	Baa2/BBB	500	465,226
Transocean, Inc., Co. Gty., 6.50%, 11/15/20 (c)	Baa3/BBB	250	271,454
Weatherford International, Ltd. Bermuda, Co. Gty., 6.75%, 09/15/40 (c)	Baa2/BBB	250	264,643

			3,784,338

Food And Beverage — 1.52%
Anheuser-Busch Cos., Inc., Co. Gty., 5.50%, 01/15/18 (c)	Baa2/BBB+	300	330,434
Anheuser-Busch InBev Worldwide, Inc., Co. Gty., 0.854%, 01/27/14 (e)	Baa2/BBB+	325	325,958
PepsiCo, Inc., Sr. Unsec. Notes, 4.875%, 11/01/40 (c)	Aa3/A-	375	352,975

			1,009,367

Gaming,Lodging & Leisure — 0.66%
Caesars Entertainment Operating Co., Inc., Sr. Sec. Notes, 11.25%, 06/01/13 (b)	Caa1/B	150	170,250
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 1st Mtge., 7.875%, 05/01/15 (b)	Ba1/BB+	250	266,875

			437,125

Healthcare — 2.95%
CR Bard, Inc., Sr. Unsec. Notes, 4.40%, 01/15/21 (c)	A3/A	290	293,527
DaVita, Inc., Co. Gty., 6.375%, 11/01/13 (b)	B2/B(prelim)	200	201,500
Fresenius Medical Care US Finance, Inc., Co. Gty., 5.75%, 02/15/21, 144A(c)	Ba2/BB	500	491,875
HCP, Inc., Sr. Unsec. Notes, 5.375%, 12/01/20 (b)	Baa2/BBB	475	478,449
Mylan, Inc., Co. Gty., 7.875%, 07/15/15, 144A(b)	B1/BB-	200	221,250
Watson Pharmaceuticals, Inc., Sr. Unsec. Notes, 6.125%, 08/15/19 (c)	Baa3/BBB	250	277,025

			1,963,626

Industrial — 0.86%
Holcim US Finance Sarl & Cie SCS, Co. Gty., 6.00%, 12/30/19, 144A	Baa2/BBB	250	261,562
L-3 Communications Corp., Co. Gty., 6.375%, 02/28/11 (b)	Ba1/BB+	300	309,375

			570,937

Insurance — 5.20%
American Financial Group, Inc., Sr. Unsec. Notes, 9.875%, 06/15/19 (c)	Baa2/BBB+	200	238,090
American International Group, Inc., Jr. Sub. Debs., 8.175%, 05/15/38 (b)(d)	Baa2/BBB	500	557,500
Liberty Mutual Group, Inc., Co. Gty., 10.75%, 06/15/38, 144A(b)(d)	Baa3/BB	250	321,250
Lincoln National Corp., Jr. Sub. Notes, 6.05%, 04/20/17 (b)(d)	Ba1/BBB	250	238,125
Manulife Financial Corp., Sr. Unsec. Notes, 4.90%, 09/17/20	A3/A-	250	245,476
MetLife, Inc., Jr. Sub. Notes, 10.75%, 08/01/34 (b)	Baa2/BBB	450	624,375
Metropolitan Life Global Funding I, Sr. Sec. Notes, 0.506%, 08/13/12, 144A(e)	Aa3/AA-	500	500,324
Prudential Financial, Inc., Jr. Sub. Notes, 8.875%, 06/15/18 (b)(d)	Baa3/BBB+	290	340,025

See accompanying Notes to the Quarterly Portfolio of Investments.

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Portfolio of Investments (Continued)

January 31, 2011

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
CORPORATE DEBT SECURITIES — (Continued)
Insurance — (Continued)
Travelers Cos., Inc., Jr. Sub. Notes, 6.25%, 03/15/17 (b)(d)	A3/BBB	$375	$390,000

			3,455,165

Media — 1.01%
AMC Entertainment, Inc., Co. Gty., 8.75%, 06/01/14 (b)	B1/B-	200	214,500
Time Warner Entertainment & Co., LP, Co. Gty., 8.375%, 03/15/23	Baa2/BBB	225	284,402
Valassis Communications, Inc., Co. Gty., 6.625%, 02/01/16, 144A(b)	Ba3/BB-	175	174,125

			673,027

Mining — 2.36%
Anglo American Capital, PLC, Co. Gty., 9.375%, 04/08/14, 144A(c)	Baa1/BBB	250	304,235
BHP Billiton Finance USA, Ltd., Co. Gty., 6.50%, 04/01/19	A1/A+	200	236,831
Gold Fields Orogen Holding BVI, Ltd., Co. Gty., 4.875%, 10/07/20, 144A	Baa3/BBB-	250	241,101
Southern Copper Corp., Sr. Unsec. Notes, 5.375%, 04/16/20 (c)	Baa2/BBB-	425	432,840
Teck Resources, Ltd., Sr. Sec. Notes, 10.75%, 05/15/14 (b)	Baa2/BBB	275	357,500

			1,572,507

Paper — 0.37%
Georgia-Pacific LLC, Co. Gty., 5.40%, 11/01/20, 144A(c)	Ba2/BBB	250	246,814

Pipe Lines Ex Natural Gas — 1.17%
Enterprise Products Operating LLC, Co. Gty., 7.034%, 01/15/18 (b)(d)	Ba1/BB	325	338,812
Kinder Morgan Energy Partners LP, Sr. Unsec. Notes, 9.00%, 02/01/19 (c)	Baa2/BBB	200	254,451
ONEOK Partners LP, Co. Gty., 8.625%, 03/01/19 (c)	Baa2/BBB	150	187,693

			780,956

Steel — 0.37%
Allegheny Technologies, Inc., Sr. Unsec. Notes, 9.375%, 06/01/19 (c)	Baa3/BBB-	200	248,469

Technology — 0.67%
Hewlett-Packard Co., Sr. Unsec. Notes, 2.125%, 09/13/15 (c)	A2/A	450	444,624

Telecommunications — 1.70%
Alestra SA, Sr. Unsec. Notes, 11.75%, 08/11/14	B1/B+	250	289,688
CCO Holdings LLC/CCO Holdings Capital Corp., Co. Gty., 7.00%, 01/15/14 (b)	B2/B+	200	201,500
NII Capital Corp., Co. Gty., 10.00%, 08/15/13 (b)	B2/BB-	200	224,000
Telecom Italia Capital SA, Co. Gty., 5.25%, 10/01/15 (c)	Baa2/BBB	300	306,752
Virgin Media Finance, PLC, Co. Gty., 8.375%, 10/15/14 (b)	Ba3/B+	100	110,750

			1,132,690

Transportation — 0.77%
Burlington Northern Santa Fe LLC, Sr. Unsec. Notes, 3.60%, 06/01/20 (b)	A3/BBB+	250	237,886
Kansas City Southern de Mexico SA de CV, Sr. Unsec. Notes, 8.00%, 02/01/14 (b)	B1/BB-	250	272,188

			510,074

Utilities — 3.09%
Commonwealth Edison Co., 1st Mtge., 6.15%, 09/15/17 (c)	Baa1/A-	300	345,910
Duquesne Light Holdings, Inc., Sr. Unsec. Notes, 6.40%, 09/15/20, 144A(c)	Ba1/BBB-	250	250,333
NextEra Energy Capital Holdings, Inc., Jr. Sub. Notes, 7.30%, 09/01/17 (b)(d)	Baa2/BBB	750	781,875

See accompanying Notes to the Quarterly Portfolio of Investments.

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Portfolio of Investments (Continued)

January 31, 2011

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
CORPORATE DEBT SECURITIES — (Continued)
Utilities — (Continued)
NRG Energy, Inc., Co. Gty., 8.25%, 09/01/15, 144A(b)	B1/BB-	$200	$205,250
UIL Holdings Corp., Sr. Unsec. Notes, 4.625%, 10/01/20 (c)	Baa3/BBB-	500	471,816

			2,055,184

TOTAL CORPORATE DEBT SECURITIES (Cost $30,201,746)			30,294,873

ASSET BACKED SECURITIES — 10.28%
Ally Master Owner Trust, Series 2010-3, Class A, 2.88%, 04/15/15, 144A	Aaa/AAA	120	122,985
Centerpoint Energy Trans. Bond Co., LLC, Series 2008-A, Class A1, 4.192%, 02/01/20	Aaa/AAA	951	1,022,396
Chase Issuance Trust, Series 2007-A17, Class A, 5.12%, 10/15/14	Aaa/AAA	1,250	1,339,638
CIT Equipment Collateral, Series 2010-VT1A, Class A3, 2.41%, 05/15/13, 144A	Aaa/AAA	650	654,162
Citibank Omni Master Trust, Series 2009-A12, Class A12, 3.35%, 08/15/16, 144A	Aaa/AAA	1,110	1,139,952
CitiFinancial Auto Issuance Trust, Series 2009-1. Class A4, 3.15%, 08/15/16, 144A	Aaa/AAA	250	257,108
Ford Credit Auto Owner Trust, Series 2009-C, Class A3, 2.72%, 11/15/13	Aaa/AAA	603	610,410
Gale Force CLO, Ltd., Series 2005-1A, Class A1, 0.556%, 11/15/17, 144A(e)	Aa1/AA+	850	815,643
Octagon Investment Partners VI, Ltd., Series 2003-6A, Class A1L, 0.833%, 01/13/16, 144A(e)	Aa1/AA+	895	875,807

TOTAL ASSET BACKED SECURITIES (Cost $6,842,367)			6,838,101

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.05%
Bear Stearns Commercial Mortgage Securities, 5.582%, 09/11/41(e)	A2/A	850	874,777
Credit Suisse First Boston Mortgage Securities Corp., 5.014%, 02/15/38(e)	Aaa/AAA	360	382,124
JPMorgan Chase Commercial Mortgage Securities Corp., 4.996%, 08/15/42(e)	Aaa/A+	800	817,158
JPMorgan Chase Commercial Mortgage Securities Corp., 5.593%, 05/12/45(e)	Aa3/A	850	873,124
Morgan Stanley Capital I, 5.447%, 02/12/44(e)	Aaa/A	800	840,398
Residential Funding Mortgage Securities I, 5.50%, 06/25/34	Aaa/AAA	235	235,413

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $4,054,842)			4,022,994

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 17.39%
FHLMC Gold Pool # A47297, 5.00%, 10/01/35	Aaa/AAA	908	956,637
FHLMC Gold Pool # A78358, 5.50%, 12/01/37	Aaa/AAA	873	936,969
FHLMC Gold Pool # A89699, 4.50%, 11/01/39	Aaa/AAA	800	817,500
FHLMC Gold Pool # A95134, 4.50%, 11/01/40	Aaa/AAA	922	944,286
FHLMC Gold Pool # D98505, 4.00%, 01/01/31	Aaa/AAA	599	605,713
FHLMC Gold Pool # G03508, 6.00%, 07/01/37	Aaa/AAA	510	558,096
FHLMC Gold Pool # G03900, 5.50%, 02/01/38	Aaa/AAA	988	1,056,646
FHLMC Gold Pool # G05832, 5.00%, 03/01/40	Aaa/AAA	861	901,999
FHLMC Gold Pool # G13996, 4.00%, 11/01/25	Aaa/AAA	595	612,773
FHLMC Gold Pool # J14072, 4.00%, 01/01/26	Aaa/AAA	449	462,107
FNMA Pool # 720475, 4.00%, 08/01/18	Aaa/AAA	153	159,993
FNMA Pool # AD0657, 5.00%, 06/01/23	Aaa/AAA	534	571,484
GNMA Pool # 692783, 5.00%, 09/15/39	Aaa/AAA	576	612,147
GNMA Pool # 694462, 6.00%, 10/15/38	Aaa/AAA	562	618,482
GNMA Pool # 698338, 4.50%, 05/15/39	Aaa/AAA	811	839,861
GNMA Pool # 748482, 5.00%, 08/15/40	Aaa/AAA	521	554,009

See accompanying Notes to the Quarterly Portfolio of Investments.

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CUTWATER INVESTMENT GRADE BOND FUND

Portfolio of Investments (Continued)

January 31, 2011

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)/ Shares	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
GNMA Pool # 82717, 3.00%, 01/20/41(e)	Aaa/AAA	$350	$356,452

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $11,533,914)			11,565,154

MUNICIPAL BONDS — 2.23%
California State, Build America Bonds, GO, 7.625%, 03/01/40	A3/A-	525	545,706
Illinois State, Build America Bonds, GO, 7.35%, 07/01/35	A1/A+	200	194,560
New York City Municipal Water Finance Authority, Water & Sewer RB, 2nd Generation
Resolution, Series GG-1, 5.00%, 06/15/19(b)	Aa1/AA+	385	372,511
Washington State, Various Purpose-Series B, GO, 5.25%, 02/01/21(b)	Aa1/AA+	365	371,245

TOTAL MUNICIPAL BONDS (Cost $1,476,441)			1,484,022

U.S. TREASURY OBLIGATIONS — 17.81%
U.S. Treasury Notes, 0.375%, 10/31/12	Aaa/AAA	300	299,344
U.S. Treasury Notes, 0.50%, 11/15/13	Aaa/AAA	530	524,327
U.S. Treasury Notes, 1.00%, 10/31/11	Aaa/AAA	3,600	3,620,531
U.S. Treasury Notes, 1.25%, 10/31/15	Aaa/AAA	840	817,359
U.S. Treasury Notes, 2.125%, 11/30/14	Aaa/AAA	1,805	1,855,906
U.S. Treasury Notes, 2.25%, 11/30/17	Aaa/AAA	1,150	1,119,902
U.S. Treasury Notes, 2.625%, 11/15/20	Aaa/AAA	1,235	1,157,813
U.S. Treasury Notes, 2.75%, 11/30/16	Aaa/AAA	2,225	2,277,844
U.S. Treasury Notes, 3.125%, 05/15/19	Aaa/AAA	175	176,627

TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,979,502)			11,849,653

SHORT TERM INVESTMENTS — 2.77%
BlackRock Liquidity Funds TempCash Portfolio	Aaa/AAA	1,842,268	1,842,268

TOTAL SHORT TERM INVESTMENTS (Cost $1,842,268)			1,842,268

TOTAL INVESTMENTS - 102.07% (Cost $67,931,080)*			67,897,065

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.07)%			(1,375,339)

NET ASSETS - 100.00%			$66,521,726

(a)   Ratings for debt securities are unaudited. All ratings are as of January 31, 2011 and may have changed subsquently.

(b)  Date shown is next call date.

(c)  Callable.

(d)  Floating rate security.

(e)  Variable rate security. Rate disclosed is as of January 31, 2011.

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$67,931,080

Gross unrealized appreciation	285,524
Gross unrealized depreciation	(319,539)

Net unrealized depreciation	$(34,015)

144A Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At January 31, 2011, these securities amounted to 20.21% of net assets.

See accompanying Notes to the Quarterly Portfolio of Investments.

5

CUTWATER INVESTMENT GRADE BOND FUND

Portfolio of Investments (Continued)

January 31, 2011

(Unaudited)

Legend
Aust	Austrailia
CLO	Collateralized Loan Obligation
Co. Gty	Company Guaranty
Debs.	Debentures
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Governement National Mortgage Association
GO	General Obligations
Govt.	Government
Gtd.	Guaranteed
Gty.	Guaranty
Jr.	Junior
LLC	Limited Liability Company
Ltd.	Limited
Mtge.	Mortgage
RB	Revenue Bond
Sec.	Secured
Sr.	Senior
Sub.	Subordinated
Trans.	Transition
Unsec.	Unsecured

See accompanying Notes to the Quarterly Portfolio of Investments.

6

CUTWATER INVESTMENT GRADE BOND FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2011

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The Cutwater Investment Grade Bond Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Fixed income securities are value based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees (the “Board”). The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The fair value of the Fund’s bonds are generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

7

CUTWATER INVESTMENT GRADE BOND FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2011

(Unaudited)

The following is a summary of the inputs used, as of January 31, 2011, in valuing the Fund’s assets carried at fair value:

	Total Value at 01/31/11	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Debt Securities	$30,294,873	$—	$30,294,873	$—
Asset Backed Securities	6,838,101	—	6,838,101	—
Commercial Mortgage-Backed Securities	4,022,994	—	4,022,994	—
Residential Mortgage-Backed Securities	11,565,154	—	11,565,154	—
Municipal Bonds	1,484,022	—	1,484,022	—
U.S. Treasury Obligations	11,849,653	—	11,849,653	—
Short Term Investments	1,842,268	1,842,268	—	—

Total Investments	$67,897,065	$1,842,268	$66,054,797	$—

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended January 31, 2011, there were no transfers between Level 1, 2 and 3.

8

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio Holdings Summary Table

January 31, 2011

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the fund:

	% of Net Assets	Value
INDUSTRY CATEGORIES:
Financials	23.2%	$14,201,581
Energy	18.3	11,183,811
Information Technology	13.2	8,086,487
Materials	10.6	6,471,516
Telecommunication Services	8.8	5,377,965
Exchange Traded Funds	7.8	4,792,149
Industrials	5.9	3,615,734
Consumer Staples	5.6	3,411,678
Consumer Discretionary	3.9	2,388,317
Utilities	1.8	1,110,361
Other Assets in Excess of Liabilities	0.9	524,486

NET ASSETS	100.0%	$61,164,085

See accompanying Notes to the Quarterly Portfolio of Investments.

1

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments

January 31, 2011

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 85.9%
Brazil — 4.7%
Cosan, Ltd., Class A	31,500	$408,870
Embraer SA	40,600	329,291
Embraer SA, ADR	10,100	333,300
Petroleo Brasileiro SA, SP ADR	10,100	335,825
Porto Seguro SA	23,600	368,097
Sul America SA - Units	56,400	622,888
Vale SA, SP ADR	14,100	491,103

		2,889,374

Chile — 3.3%
Banco de Credito e Inversiones SA	11,054	740,151
Compania Cervecerias Unidas SA, ADR	17,900	971,433
Enersis SA, SP ADR	14,800	307,248

		2,018,832

China — 14.5%
Aluminum Corp. of China, Ltd.*	746,000	737,862
China Construction Bank Corp.	478,000	422,434
China Mobile, Ltd.	172,500	1,695,653
China Overseas Land & Investment, Ltd.	142,000	269,671
China Petroleum & Chemical Corp.	498,000	550,428
China Petroleum & Chemical Corp., ADR	5,300	584,166
CNOOC, Ltd.	608,000	1,353,377
Industrial & Commercial Bank of China, Ltd.	835,300	625,149
Pacific Basin Shipping, Ltd.	1,323,000	861,783
PetroChina Co., Ltd.	1,002,000	1,398,772

	Number of Shares	Value
COMMON STOCKS — (Continued)
China — (Continued)
Yanzhou Coal Mining Co., Ltd.	134,500	$393,202

		8,892,497

Columbia — 0.9%
BanColombia SA	36,013	521,111

Egypt — 1.7%
Commercial International Bank Egypt SAE	73,599	456,180
Ezz Steel*	246,103	580,648

		1,036,828

India — 2.1%
ICICI Bank Ltd., SP ADR	8,200	355,388
Reliance Industries, Ltd., SP GDR 144A	22,600	905,083

		1,260,471

Indonesia — 1.0%
Astra International Tbk PT	29,000	157,904
Ramayana Lestari Sentosa Tbk PT	6,025,000	481,633

		639,537

Lebanon — 1.3%
Solidere, GDR	43,200	823,824

Malaysia — 1.4%
Genting Bhd	118,400	413,631
Malayan Banking Bhd	163,200	466,043

		879,674

Mexico — 5.2%
America Movil SAB de CV	253,200	722,176
America Movil SAB de CV, Series L, ADR	12,900	735,171
Grupo Financiero Banorte SAB de CV	180,400	803,034

See accompanying Notes to the Quarterly Portfolio of Investments.

2

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments (Continued)

January 31, 2011

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Mexico — (Continued)
Grupo Televisa SA, SP ADR*	12,400	$298,344
Ternium SA, SP ADR	16,700	650,298

		3,209,023

Phillipines — 0.8%
Globe Telecom, Inc.	28,480	496,767

Poland — 3.7%
Bank Handlowy w Warszawie SA	10,087	334,824
Grupa Lotos SA*	62,184	892,464
Telekomunikacja Polska SA	95,778	560,606
TVN SA	84,994	492,720

		2,280,614

Russia — 5.8%
Central European Distribution Corp.	24,400	559,736
Gazprom-OAO, SP ADR	94,600	2,531,496
United Co. RUSAL PLC*	288,000	449,590

		3,540,822

South Africa — 6.3%
ABSA Group, Ltd.	30,687	568,288
Aveng, Ltd.	103,584	548,297
Investec, Ltd.	72,693	546,050
Pretoria Portland Cement Co., Ltd.	131,259	569,417
Reunert, Ltd.	69,287	617,539
Sasol, Ltd.	20,181	978,857

		3,828,448

South Korea — 15.6%
GS Engineering & Construction Corp.	7,327	778,538
Hyundai Mobis Co., Ltd.	2,354	544,085

	Number of Shares	Value
COMMON STOCKS — (Continued)
South Korea — (Continued)
LG Display Co., Ltd.	12,960	$440,719
LG Uplus Corp.	142,200	831,373
Pacific Corp.	4,129	692,916
POSCO, ADR	10,100	1,031,614
Samsung Electronics Co., Ltd.	3,225	2,831,505
Shinhan Financial Group Co., Ltd.	35,660	1,582,950
Shinsegae Co., Ltd.	1,515	778,723

		9,512,423

Taiwan — 12.7%
China Life Insurance Co., Ltd.	1,175,000	1,226,453
Chinatrust Financial Holding Co., Ltd.	1,134,000	962,552
Compal Electronics, Inc.	753,000	993,534
MediaTek, Inc.	71,000	963,125
Novatek Microelectronics Corp.	211,300	699,040
Taiwan Fertilizer Co., Ltd.	160,000	598,762
Taiwan Semiconductor Manufacturing Co., Ltd.	427,000	1,110,350
Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR	80,200	1,048,214
Walsin Lihwa Corp.*	243,900	146,986

		7,749,016

Thailand — 3.5%
Advanced Info Service PCL	138,500	336,219
Kasikornbank PCL	5,300	20,334
Kasikornbank PCL NVDR	223,400	834,990
PTT Exploration & Production PCL	177,500	922,115

		2,113,658

See accompanying Notes to the Quarterly Portfolio of Investments.

3

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments (Continued)

January 31, 2011

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Turkey — 1.4%
Turkiye Vakiflar Bankasi TAO	348,500	$862,136

TOTAL COMMON STOCKS (Cost $53,063,201)		52,555,055

PREFERRED STOCK — 5.4%
Brazil — 5.4%
Banco do Estado do Rio Grande do Sul, Class B	80,200	789,034
Companhia Paranaense de Energia, Class B	31,500	803,113
Petroleo Brasileiro SA	20,800	338,026
Usinas Siderurgicas de Minas Gerais SA	80,200	934,813
Vale Fertilizantes SA*	37,400	427,409

		3,292,395

TOTAL PREFERRED STOCK (Cost $3,308,785)		3,292,395

EXCHANGE TRADED FUNDS — 7.8%
iShares MSCI Emerging Market Index Fund	55,700	2,551,617
PowerShares India Portfolio	17,900	399,528
Vanguard Emerging Markets ETF	39,600	1,841,004

TOTAL EXCHANGE TRADED FUNDS (Cost $4,944,457)		4,792,149

TOTAL INVESTMENTS - 99.1% (Cost $61,316,443)**		60,639,599

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%		524,486

NET ASSETS - 100.0%		$61,164,085

Number of Shares	Value
* Non-income producing. ** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:
Aggregate cost	$ 61,316,443

Gross unrealized appreciation	1,507,775
Gross unrealized depreciation	(2,184,619)

Net unrealized appreciation	$ (676,844)

ADR	American Depositary Receipt
PCL	Public Company Limited
PLC	Public Limited Company
NVDR	Non-voting Depositary Receipt
SP ADR	Sponsored Depositary Receipt

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At January 31, 2011, this security amounted to 1.48% of net assets.

For information regarding the Fund’s policy for valuation of investments and other significant accounting polices, please refer to the Fund’s most recent prospectus.

See accompanying Notes to the Quarterly Portfolio of Investments.

4

DUPONT CAPITAL EMERGING MARKETS FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2011

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — Dupont Capital Emerging Markets Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or offical closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the FundVantage Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments

5

DUPONT CAPITAL EMERGING MARKETS FUND

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2011

(Unaudited)

Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilize data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Fund. When the Fund uses fair value pricing, the values assigned to the the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. Certain foreign equity securities that are fair value adjusted through an independent pricing service which considers statistically relevant trading patterns may periodically move from input valuation Level 2 to input valuation Level 1 when not meeting the fair value adjustment trigger requirements.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2011, in valuing the Fund’s assets carried at fair value:

	Total Value at 01/31/11	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Brazil	$2,889,374	$2,889,374	$—	$—
Chile	2,018,832	2,018,832	—	—
China	8,892,497	584,166	8,308,331	—
Columbia	521,111	521,111	—	—
Egypt	1,036,828	—	1,036,828	—
India	1,260,471	1,260,471	—	—
Indonesia	639,537	—	639,537	—
Lebanon	823,824	823,824	—	—
Malaysia	879,674	—	879,674	—

6

DUPONT CAPITAL EMERGING MARKETS FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2011

(Unaudited)

	Total Value at 01/31/11	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks (Continued)
Mexico	$3,209,023	$3,209,023	$—	$—
Phillipines	496,767	—	496,767	—
Poland	2,280,614	—	2,280,614	—
Russia	3,540,822	3,091,232	449,590	—
South Africa	3,828,448	—	3,828,448	—
South Korea	9,512,423	1,031,614	8,480,809	—
Taiwan	7,749,016	1,048,214	6,700,802	—
Thailand	2,113,658	1,258,334	855,324	—
Turkey	862,136	—	862,136	—
Preferred Stock	3,292,395	3,292,395	—	—
Exchange Traded Funds	4,792,149	4,792,149	—	—

Total Investments	$60,639,599	$25,820,739	$34,818,860	$—

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended January 31, 2011, there were no transfers between Level 1, 2 and 3.

7

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments
January 31, 2011
(Unaudited)

	Par
	Value	Value

CORPORATE BONDS AND NOTES — 76.3%
Airlines — 1.3%
Delta Air Lines
Series 2001-1, Class B
7.71%, 09/18/2011	$150,000	$153,750

Banks — 19.2%
Bank of America Corp.
3.70%, 09/01/2015	150,000	150,803
Citigroup, Inc.
6.00%, 12/13/2013	200,000	219,314
Citigroup, Inc.
5.50%, 10/15/2014	150,000	163,160
Goldman Sachs Group, Inc. (The)
3.70%, 08/01/2015	250,000	254,199
JPMorgan Chase & Co.
2.60%, 01/15/2016	250,000	243,620
JPMorgan Chase & Co.
4.25%, 10/15/2020	150,000	144,476
Morgan Stanley
1.90%, 01/24/2014 (a)	300,000	301,301
Morgan Stanley
4.00%, 07/24/2015	400,000	406,035
Union Planters Corp.
7.75%, 03/01/2011	150,000	149,993
Wachovia Corp.
5.63%, 10/15/2016	200,000	220,088

		2,252,989

Chemicals — 2.9%
Dow Chemical Co. (The)
2.50%, 02/15/2016	150,000	143,700
E.I. Du Pont de Nemours & Co.
1.95%, 01/15/2016	200,000	193,906

		337,606

Diversified Financial Services — 15.8%
American Express Credit Corp.
2.75%, 09/15/2015	100,000	98,194
Ford Motor Credit Co. LLC
5.63%, 09/15/2015	200,000	210,189
Ford Motor Credit Co. LLC
3.05%, 01/13/2012 (a)	200,000	201,500
Ford Motor Credit Co. LLC
6.63%, 08/15/2017	100,000	107,156
General Electric Capital Corp.
2.10%, 01/07/2014	200,000	199,998
General Electric Capital Corp.
2.25%, 11/09/2015	375,000	360,560
Jefferies Group, Inc.
3.88%, 11/09/2015	200,000	200,140
Merrill Lynch & Co., Inc.
6.88%, 11/15/2018	250,000	276,830
SLM Corp., Series MTN
6.25%, 01/25/2016	200,000	200,376

		1,854,943

Food — 1.8%
Kraft Foods, Inc.
4.13%, 02/09/2016	200,000	210,224

Healthcare - Products — 2.9%
Boston Scientific Corp.
4.50%, 01/15/2015	200,000	205,537
Johnson & Johnson
2.95%, 09/01/2020	150,000	141,924

		347,461

Insurance — 3.5%
American International Group, Inc.
5.05%, 10/01/2015	150,000	155,306
MetLife, Inc.
2.38%, 02/06/2014	250,000	253,222

		408,528

Lodging — 3.3%
Wyndham Worldwide Corp.
9.88%, 05/01/2014	200,000	234,041
Wyndham Worldwide Corp.
5.75%, 02/01/2018	150,000	153,795

		387,836

See accompanying Notes to the Quarterly Portfolio of Investments.

1

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments (Continued)
January 31, 2011
(Unaudited)

	Par
	Value	Value

CORPORATE BONDS AND NOTES — (Continued)

Media — 3.4%
NBC Universal, Inc.
2.88%, 04/01/2016 (b)	$200,000	$195,219
Time Warner, Inc.
3.15%, 07/15/2015	200,000	203,538

		398,757

Mining — 1.6%
Rio Tinto Finance USA, Ltd.
3.50%, 11/02/2020	200,000	187,056

Oil & Gas — 5.5%
Anadarko Petroleum Corp.
5.95%, 09/15/2016	200,000	219,362
BP Capital Markets PLC
3.13%, 10/01/2015	100,000	101,323
Marathon Petroleum Corp.
3.50%, 03/01/2016 (b)	125,000	126,151
Rowan Cos., Inc.
5.00%, 09/01/2017	200,000	204,921

		651,757

Pipelines — 0.9%
Plains All American Pipeline LP/PAA Finance Corp.
5.63%, 12/15/2013	100,000	109,305

REIT — 3.1%
Developers Diversified Realty Corp.
5.50%, 05/01/2015	165,000	170,561
Simon Property Group LP
4.38%, 03/01/2021	200,000	197,347

		367,908

Retail — 4.7%
Home Depot, Inc.
3.95%, 09/15/2020	150,000	147,052
Macy’s Retail Holdings, Inc.
5.75%, 07/15/2014	200,000	212,000
Wal-Mart Stores, Inc.
3.63%, 07/08/2020	200,000	192,621

		551,673

Software — 3.4%
Microsoft Corp.
1.63%, 09/25/2015	200,000	195,294
Microsoft Corp.
2.95%, 06/01/2014	200,000	208,607

		403,901

Telecommunications — 3.0%
AT&T, Inc.
2.50%, 08/15/2015	150,000	149,712
Corning, Inc.
4.25%, 08/15/2020	200,000	198,450

		348,162

TOTAL CORPORATE BONDS AND NOTES
(Cost $8,979,224)		8,971,856

U.S. TREASURY OBLIGATIONS — 7.5%
U.S. Treasury Notes — 7.5%
1.75%, 07/31/2015	400,000	400,592
2.38%, 07/31/2017	250,000	247,187
2.63%, 08/15/2020	250,000	235,722

		883,501

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $911,211)		883,501

MUNICIPAL BONDS — 1.7%
California — 0.9%
Alameda Public Financing Authority Revenue,
Series B, RB
3.70%, 07/01/2015	100,000	99,840

See accompanying Notes to the Quarterly Portfolio of Investments.

2

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments (Continued)
January 31, 2011
(Unaudited)

	Par
	Value	Value

MUNICIPAL BONDS — (Continued)

New York — 0.8%
City of New York, GO
3.95%, 10/01/2019	$100,000	$92,665

TOTAL MUNICIPAL BONDS
(Cost $200,000)		192,505

TOTAL INVESTMENTS — 85.5%
(Cost $10,090,435)*		10,047,862
OTHER ASSETS IN EXCESS OF LIABILITIES — 14.5%		1,709,794

NET ASSETS — 100.0%		$11,757,656

(a)	Variable or Floating Rate Security. Rate shown is as of January 31, 2011.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.This security was purchased in accordance with guidelines approved by the Fund’s Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers.At January 31, 2011, this security amounted to $321,370 or 2.7% of net assets.This security has been determined by the Adviser to be liquid security.
*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:
	Aggregate Cost	$10,090,435

	Gross unrealized appreciation	75,048
	Gross unrealized depreciation	(117,621)

	Net unrealized depreciation	$(42,573)

GO	General Obligation
MTN	Medium Term Note
RB	Revenue Bond
REIT	Real Estate Investment Trust

For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Prospectus.

See accompanying Notes to the Quarterly Portfolio of Investments.

3

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to the Quarterly Portfolio of Investments
January 31, 2011
(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation  – The Estabrook Investment Grade Fixed Income Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. The Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees (the “Board”). Fixed income securities are value based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith under the direction of the Board. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser.

Fair Value Measurements – the inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of the Fund’s bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to the Quarterly Portfolio of Investments (Concluded)
January 31, 2011
(Unaudited)

The following is a summary of the inputs used, as of January 31, 2011, in valuing the Fund’s assets carried at fair value:

			Level 2
			Other	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	01/31/11	Price	Inputs	Inputs

Corporate Bonds and Notes	$8,971,856	$—	$8,971,856	$—
U.S. Treasury Obligations	883,501	—	883,501	—
Municipal Bonds	192,505	—	192,505	—

Total Investments	$10,047,862	$—	$10,047,862	$—

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended January 31, 2011, there were no transfers between Levels 1, 2 and 3.

5

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments

January 31, 2011

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 96.6%
Basic Materials — 3.0%
Albemarle Corp.	70	$3,931
Ashland, Inc.	55	3,193
Cabot Corp.	71	3,071
Cytec Industries, Inc.	70	3,818
Eastman Chemical Co.	44	4,086
Ecolab, Inc.	65	3,230
Ferro Corp.*	329	5,073
FMC Corp.	51	3,879
Freeport-McMoRan Copper & Gold, Inc.	62	6,743
International Flavors & Fragrances, Inc.	101	5,762
International Paper Co.	68	1,964
Lubrizol Corp.	67	7,200
MeadWestvaco Corp.	96	2,748
NewMarket Corp.	36	4,567
Newmont Mining Corp.	78	4,295
PolyOne Corp.*	167	2,196
PPG Industries, Inc.	65	5,478
Reliance Steel & Aluminum Co.	8	418
Rockwood Holdings, Inc.*	5	203
RPM International, Inc.	225	5,272
Sensient Technologies Corp.	78	2,645
Sherwin-Williams Co. (The)	62	5,253
Sigma-Aldrich Corp.	90	5,729
Solutia, Inc.*	220	5,152
Southern Copper Corp.	51	2,286
Valspar Corp.	120	4,484
Westlake Chemical Corp.	80	3,098
WR Grace & Co.*	177	6,282

		112,056

Communications — 7.8%
Accenture PLC, Class A (Ireland)	156	8,029
ADTRAN, Inc.	92	3,784
Ancestry.com, Inc.*	45	1,602
Anixter International, Inc.	91	5,758
AOL, Inc.*	345	8,114
Arris Group, Inc.*	557	6,951
AT&T, Inc.	122	3,357
Atheros Communications, Inc.*	66	2,943
Blue Coat Systems, Inc.*	146	4,206
Cablevision Systems Corp., Class A	163	5,518
CBS Corp.	253	5,017
CenturyLink, Inc.	144	6,227

	Number of Shares	Value
COMMON STOCKS — (Continued)
Communications — (Continued)
Cisco Systems, Inc.*	377	$7,974
Comcast Corp., Class A	236	5,369
DIRECTV, Class A*	137	5,807
Discovery Communications, Inc., Class A*	123	4,797
DISH Network Corp., Class A*	328	6,924
eBay, Inc.*	117	3,552
Expedia, Inc.	268	6,743
F5 Networks, Inc.*	14	1,517
Factset Research Systems, Inc.	45	4,536
Gannett Co., Inc.	518	7,635
Google, Inc., Class A*	7	4,203
Harris Corp.	171	7,958
InterDigital, Inc.	154	7,415
Interpublic Group of Cos, Inc. (The)*	348	3,720
j2 Global Communications, Inc.*	295	8,142
John Wiley & Sons, Inc., Class A	137	6,295
Juniper Networks, Inc.*	67	2,487
Liberty Media Corp. (Interactive), Class A*	341	5,401
Liberty Media Corp. (Starz), Class A*	104	6,934
McAfee, Inc.*	79	3,784
McGraw-Hill Cos, Inc. (The)	224	8,732
Meredith Corp.	225	7,583
NeuStar, Inc., Class A*	302	8,103
New York Times Co. (The), Class A*	319	3,225
News Corp., Class A	410	6,158
Omnicom Group, Inc.	151	6,777
Plantronics, Inc.	199	7,045
priceline.com, Inc.*	8	3,428
QUALCOMM, Inc.	61	3,302
Qwest Communications International, Inc.	238	1,697
RF Micro Devices, Inc.*	503	3,380
Scripps Networks Interactive, Inc., Class A	79	3,673
Symantec Corp.*	199	3,504
Tellabs, Inc.	657	3,482
TIBCO Software, Inc.*	93	2,044
Time Warner Cable, Inc.	52	3,527
Time Warner, Inc.	229	7,202
ValueClick, Inc.*	519	7,271
VeriSign, Inc.	106	3,567
Verizon Communications, Inc.	77	2,743

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

January 31, 2011

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Communications — (Continued)
Viacom, Inc., Class B	187	$7,770
Walt Disney Co. (The)	119	4,626
Washington Post Co. (The), Class B	17	7,282
WebMD Health Corp.*	52	2,719

		291,539

Consumer, Cyclical — 14.2%
Advance Auto Parts, Inc.	101	6,458
Aeropostale, Inc.*	321	7,743
Alaska Air Group, Inc.*	65	3,851
American Eagle Outfitters, Inc.	431	6,232
AnnTaylor Stores Corp.*	225	4,977
Ascena Retail Group, Inc.*	129	3,497
AutoZone, Inc.*	26	6,592
Bally Technologies, Inc.*	144	5,894
Bed Bath & Beyond, Inc.*	145	6,960
Best Buy Co., Inc.	214	7,276
Big Lots, Inc.*	215	6,835
BJ’s Wholesale Club, Inc.*	80	3,515
Buckle, Inc. (The)	206	7,365
Carter’s, Inc.*	264	7,313
Chico’s FAS, Inc.	461	5,034
Childrens Place Retail Stores, Inc. (The)*	154	6,451
Choice Hotels International, Inc.	118	4,476
Cinemark Holdings, Inc.	309	5,238
Cintas Corp.	110	3,087
Coach, Inc.	136	7,356
Cooper Tire & Rubber Co.	130	2,972
Copart, Inc.*	126	4,945
Cracker Barrel Old Country Store, Inc.	80	4,118
CVS Caremark Corp.	191	6,532
Darden Restaurants, Inc.	47	2,214
Deckers Outdoor Corp.*	75	5,504
Dillard’s, Inc., Class A	24	953
Dollar General Corp.*	218	6,063
Dollar Tree, Inc.*	122	6,171
DR Horton, Inc.	33	409
DreamWorks Animation SKG, Inc., Class A*	29	814
DSW, Inc., Class A*	175	5,826
Express, Inc.	387	6,734
Ezcorp, Inc., Class A*	72	1,937
Family Dollar Stores, Inc.	128	5,437

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer, Cyclical — (Continued)
Foot Locker, Inc.	274	$4,894
Ford Motor Co.*	25	399
Fossil, Inc.*	62	4,405
GameStop Corp., Class A*	362	7,627
Gap, Inc. (The)	377	7,265
General Motors Co.*	115	4,196
Genuine Parts Co.	115	5,951
Guess?, Inc.	154	6,588
Hanesbrands, Inc.*	80	1,842
Harley-Davidson, Inc.	61	2,419
Hasbro, Inc.	140	6,173
Herman Miller, Inc.	95	2,292
Home Depot, Inc.	45	1,655
HSN, Inc.*	223	6,280
Iconix Brand Group, Inc.*	350	6,948
Ingram Micro, Inc., Class A*	129	2,546
International Game Technology	170	2,919
J Crew Group, Inc.*	192	8,337
Jo-Ann Stores, Inc.*	94	5,671
Jones Group, Inc. (The)	210	2,665
Jos. A. Bank Clothiers, Inc.*	163	6,965
Kohl’s Corp.*	92	4,672
Lennar Corp., Class A	24	465
Lowe’s Cos, Inc.	84	2,083
Ltd Brands, Inc.	242	7,076
Macy’s, Inc.	166	3,843
Madison Square Garden, Inc., Class A*	32	807
Mattel, Inc.	263	6,228
McDonald’s Corp.	76	5,599
MDC Holdings, Inc.	13	402
Men’s Wearhouse, Inc. (The)	96	2,516
MSC Industrial Direct Co., Class A	45	2,674
Newell Rubbermaid, Inc.	300	5,775
NIKE, Inc., Class B	70	5,774
Nordstrom, Inc.	101	4,159
Nu Skin Enterprises, Inc., Class A	269	8,092
NVR, Inc.*	1	765
OfficeMax, Inc.*	138	2,218
O’Reilly Automotive, Inc.*	27	1,534
Oshkosh Corp.*	214	8,113
Owens & Minor, Inc.	209	6,172
PACCAR, Inc.	20	1,130
PetSmart, Inc.	127	5,110

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

January 31, 2011

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer, Cyclical — (Continued)
Polaris Industries, Inc.	85	$6,538
Polo Ralph Lauren Corp.	60	6,431
Pulte Group, Inc.*	46	363
RadioShack Corp.	369	5,590
Ross Stores, Inc.	126	8,215
Sally Beauty Holdings, Inc.*	379	4,988
Staples, Inc.	260	5,801
Starbucks Corp.	99	3,121
Steven Madden, Ltd.*	190	7,252
Suburban Propane Partners LP	67	3,808
Target Corp.	67	3,674
Tempur-Pedic International, Inc.*	104	4,539
Tenneco, Inc.*	17	703
Thor Industries, Inc.	129	4,794
Timberland Co. (The), Class A*	188	5,025
TJX Cos, Inc.	158	7,488
Toll Brothers, Inc.*	20	405
Toro Co. (The)	94	5,717
Tractor Supply Co.	35	1,796
TRW Automotive Holdings Corp.*	110	6,563
United Continental Holdings, Inc.*	105	2,667
United Stationers, Inc.*	57	3,550
Urban Outfitters, Inc.*	173	5,851
US Airways Group, Inc.*	224	2,222
VF Corp.	92	7,610
Walgreen Co.	110	4,448
Wal-Mart Stores, Inc.	76	4,261
Warnaco Group, Inc. (The)*	135	6,896
Watsco, Inc.	59	3,700
Whirlpool Corp.	75	6,413
Williams-Sonoma, Inc.	180	5,796
Wolverine World Wide, Inc.	185	5,892
WW Grainger, Inc.	41	5,390
Wyndham Worldwide Corp.	207	5,823
Yum! Brands, Inc.	74	3,460

		526,813

Consumer, Non-cyclical — 25.8%
Aaron’s, Inc.	19	365
Abbott Laboratories	158	7,135
ABM Industries, Inc.	193	4,960
Aetna, Inc.	252	8,301
Align Technology, Inc.*	219	4,562
Allergan, Inc.	61	4,307
Altria Group, Inc.	363	8,534

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer, Non-cyclical — (Continued)
American Medical Systems Holdings, Inc.*	315	$6,149
AMERIGROUP Corp.*	148	7,751
AmerisourceBergen Corp.	218	7,817
Amgen, Inc.*	146	8,042
Apollo Group, Inc., Class A*	159	6,562
Automatic Data Processing, Inc.	146	6,993
Avery Dennison Corp.	42	1,768
Avon Products, Inc.	208	5,888
Baxter International, Inc.	131	6,352
Becton Dickinson and Co.	75	6,221
Biogen Idec, Inc.*	113	7,398
Bio-Rad Laboratories, Inc., Class A*	35	3,811
Booz Allen Hamilton Holding Corp.*	29	541
Boston Scientific Corp.*	185	1,291
Bristol-Myers Squibb Co.	322	8,108
Brown-Forman Corp., Class B	61	4,047
Bruker Corp.*	167	2,923
Campbell Soup Co.	198	6,760
Cardinal Health, Inc.	182	7,555
Career Education Corp.*	265	5,947
CareFusion Corp.*	214	5,506
Catalyst Health Solutions, Inc.*	104	4,514
Celgene Corp.*	65	3,349
Centene Corp.*	57	1,580
Cephalon, Inc.*	140	8,271
Chemed Corp.	125	7,779
Church & Dwight Co., Inc.	104	7,156
CIGNA Corp.	13	546
Clorox Co.	118	7,421
Coca-Cola Co. (The)	75	4,714
Coca-Cola Enterprises, Inc.	213	5,359
Colgate-Palmolive Co.	96	7,370
Community Health Systems, Inc.*	64	2,248
ConAgra Foods, Inc.	197	4,399
Convergys Corp.*	277	3,944
CoreLogic, Inc.	51	1,023
Corn Products International, Inc.	89	4,106
Coventry Health Care, Inc.*	279	8,362
Covidien PLC (Ireland)	127	6,029
CR Bard, Inc.	81	7,642
Cubist Pharmaceuticals, Inc.*	339	7,438
DaVita, Inc.*	82	6,056
Dean Foods Co.*	119	1,208

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

January 31, 2011

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer, Non-cyclical — (Continued)
Del Monte Foods Co.	341	$6,465
DENTSPLY International, Inc.	149	5,287
DeVry, Inc.	116	6,045
Dollar Thrifty Automotive Group, Inc.*	30	1,456
Dr Pepper Snapple Group, Inc.	209	7,405
Education Management Corp.*	334	6,142
Eli Lilly & Co.	239	8,310
Emergency Medical Services Corp., Class A*	97	6,548
Endo Pharmaceuticals Holdings, Inc.*	245	8,139
Equifax, Inc.	184	6,572
Estee Lauder Cos, Inc. (The), Class A	22	1,771
Express Scripts, Inc.*	85	4,788
FleetCor Technologies, Inc.*	11	330
Flowers Foods, Inc.	208	5,248
Forest Laboratories, Inc.*	268	8,646
Fresh Del Monte Produce, Inc.	74	1,957
FTI Consulting, Inc.*	199	7,258
Gartner, Inc.*	101	3,577
General Mills, Inc.	182	6,330
Gilead Sciences, Inc.*	217	8,328
Global Payments, Inc.	143	6,755
Green Dot Corp., Class A*	15	944
Haemonetics Corp.*	92	5,459
Hansen Natural Corp.*	122	6,910
Health Management Associates, Inc., Class A*	109	992
Health Net, Inc.*	284	8,103
Healthsouth Corp.*	148	3,348
Healthspring, Inc.*	247	7,506
Henry Schein, Inc.*	28	1,838
Herbalife, Ltd. (Cayman Islands)	122	7,970
Hershey Co. (The)	129	6,023
Hertz Global Holdings, Inc.*	32	471
Hillenbrand, Inc.	276	5,964
Hill-Rom Holdings, Inc.	58	2,347
HJ Heinz Co.	139	6,603
Hologic, Inc.*	136	2,709
Hormel Foods Corp.	135	6,669
Hospira, Inc.*	51	2,817
Humana, Inc.*	146	8,464
Immucor, Inc.*	315	6,228
Impax Laboratories, Inc.*	320	7,430

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer, Non-cyclical — (Continued)
Integra LifeSciences Holdings Corp.*	58	$2,690
Intuitive Surgical, Inc.*	10	3,229
Iron Mountain, Inc.	25	610
ITT Educational Services, Inc.*	87	5,728
JM Smucker Co. (The)	113	7,024
Johnson & Johnson	132	7,890
Kellogg Co.	138	6,941
Kimberly-Clark Corp.	90	5,826
Kinetic Concepts, Inc.*	148	6,827
Kraft Foods, Inc., Class A	121	3,699
Kroger Co. (The)	171	3,659
Laboratory Corp. of America Holdings*	85	7,642
Lancaster Colony Corp.	115	6,391
Lender Processing Services, Inc.	250	7,935
LifePoint Hospitals, Inc.*	92	3,238
Lincare Holdings, Inc.	273	7,385
Lorillard, Inc.	118	8,878
Magellan Health Services, Inc.*	176	8,520
Masimo Corp.	103	3,087
Mastercard, Inc., Class A	36	8,514
McCormick & Co., Inc. (non-voting shares)	133	5,879
McKesson Corp.	112	8,419
Mead Johnson Nutrition Co.	75	4,348
Medco Health Solutions, Inc.*	111	6,773
Medicis Pharmaceutical Corp., Class A	330	8,392
Mednax, Inc.*	124	8,203
Medtronic, Inc.	197	7,549
Merck & Co., Inc.	121	4,014
Moody’s Corp.	132	3,877
Morningstar, Inc.	72	3,846
Mylan, Inc.*	175	4,053
Myriad Genetics, Inc.*	307	6,128
Omnicare, Inc.	166	4,303
Onyx Pharmaceuticals, Inc.*	51	1,800
Par Pharmaceutical Cos, Inc.*	213	7,608
Patterson Cos, Inc.	193	6,381
Paychex, Inc.	155	4,960
Pfizer, Inc.	214	3,899
Pharmaceutical Product Development, Inc.	62	1,807
Philip Morris International, Inc.	137	7,842

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

January 31, 2011

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer, Non-cyclical — (Continued)
Procter & Gamble Co. (The)	94	$5,934
PSS World Medical, Inc.*	191	4,552
Quest Diagnostics, Inc.	129	7,347
Rent-A-Center, Inc.	14	416
Reynolds American, Inc.	261	8,302
Rollins, Inc.	183	3,475
RR Donnelley & Sons Co.	346	6,131
Ruddick Corp.	111	3,741
Safeway, Inc.	166	3,435
SAIC, Inc.*	476	7,887
Sara Lee Corp.	103	1,748
Scotts Miracle-Gro Co. (The), Class A	108	5,580
Seaboard Corp.	2	4,004
SEI Investments Co.	20	463
Service Corp. International	209	1,812
Sirona Dental Systems, Inc.*	62	2,716
Smithfield Foods, Inc.*	106	2,110
Sotheby’s	124	4,997
Spectrum Brands Holdings, Inc.*	124	4,065
St Jude Medical, Inc.*	143	5,791
STERIS Corp.	165	5,745
Strayer Education, Inc.	45	5,400
Stryker Corp.	124	7,137
SUPERVALU, Inc.	261	1,903
Sysco Corp.	166	4,837
Techne Corp.	70	4,827
Teleflex, Inc.	116	6,649
Tenet Healthcare Corp.*	158	1,051
Thoratec Corp.*	211	4,977
Total System Services, Inc.	300	5,223
Towers Watson & Co., Class A	107	5,835
Tupperware Brands Corp.	158	7,229
Tyson Foods, Inc., Class A	277	4,557
UnitedHealth Group, Inc.	198	8,128
Universal Health Services, Inc., Class B	65	2,737
Valassis Communications, Inc.*	246	7,464
Varian Medical Systems, Inc.*	87	5,879
VCA Antech, Inc.*	257	5,890
Vector Group, Ltd.	451	7,221
Verisk Analytics, Inc., Class A*	161	5,447
Viropharma, Inc.*	450	7,380
Visa, Inc., Class A	118	8,242

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer, Non-cyclical — (Continued)
Warner Chilcott PLC, Class A (Ireland)	203	$4,870
Weight Watchers International, Inc.	199	7,721
WellCare Health Plans, Inc.*	262	7,834
WellPoint, Inc.*	138	8,573
Western Union Co. (The)	390	7,909
Wright Express Corp.*	12	568
Zimmer Holdings, Inc.*	101	5,975

		959,768

Diversified — 0.0%
Icahn Enterprises LP	18	729
Leucadia National Corp.	25	813

		1,542

Energy — 1.9%
Apache Corp.	20	2,387
Atwood Oceanics, Inc.*	99	4,002
Chevron Corp.	53	5,031
Cimarex Energy Co.	30	3,124
ConocoPhillips	70	5,002
Core Laboratories NV (Netherlands)	41	3,742
Devon Energy Corp.	49	4,346
Diamond Offshore Drilling, Inc.	91	6,526
Dresser-Rand Group, Inc.*	126	5,791
Hess Corp.	33	2,776
Marathon Oil Corp.	57	2,605
Murphy Oil Corp.	41	2,718
National Oilwell Varco, Inc.	43	3,178
NuStar GP Holdings, LLC	116	4,173
Occidental Petroleum Corp.	29	2,804
Oceaneering International, Inc.*	58	4,479
SEACOR Holdings, Inc.	49	5,179
Walter Energy, Inc.	23	2,996

		70,859

Financial — 19.3%
ACE, Ltd. (Switzerland)	135	8,315
Aflac, Inc.	124	7,140
Alexander’s, Inc. REIT	3	1,214
Alexandria Real Estate Equities, Inc. REIT	11	847
Alleghany Corp.*	28	8,646
Allied World Assurance Co. Holdings, Ltd. (Switzerland)	145	8,748
Allstate Corp. (The)	151	4,702

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

January 31, 2011

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial — (Continued)
Alterra Capital Holdings, Ltd. (Bermuda)	354	$7,629
AMB Property Corp. REIT	19	637
American Campus Communities, Inc. REIT	31	1,003
American Capital, Ltd.*	473	3,864
American Express Co.	159	6,897
American Financial Group, Inc.	238	7,742
American National Insurance Co.	48	4,002
Ameriprise Financial, Inc.	123	7,583
Annaly Capital Management, Inc. REIT	44	785
AON Corp.	73	3,339
Apartment Investment & Management Co. REIT, Class A	19	486
Apollo Investment Corp.	164	1,934
Arch Capital Group, Ltd. (Bermuda)*	99	8,737
Ares Capital Corp.	484	8,126
Arthur J Gallagher & Co.	5	148
Aspen Insurance Holdings, Ltd. (Bermuda)	222	6,671
Assurant, Inc.	197	7,728
Assured Guaranty, Ltd. (Bermuda)	470	6,796
Astoria Financial Corp.	312	4,443
AvalonBay Communities, Inc. REIT	11	1,275
Axis Capital Holdings, Ltd. (Bermuda)	242	8,610
Bank of Hawaii Corp.	126	5,906
Berkshire Hathaway, Inc., Class B*	88	7,194
BioMed Realty Trust, Inc. REIT	19	339
BlackRock, Inc.	19	3,762
BOK Financial Corp.	119	6,150
Boston Properties, Inc. REIT	9	849
Brandywine Realty Trust REIT	30	348
BRE Properties, Inc. REIT	25	1,116
Brookfield Properties Corp.	381	6,702
Camden Property Trust REIT	22	1,219
Capital One Financial Corp.	170	8,187
Capitol Federal Financial, Inc.	110	1,341
CBL & Associates Properties, Inc. REIT	22	375
CBOE Holdings, Inc.	56	1,289
Chimera Investment Corp. REIT	93	391
Chubb Corp.	109	6,314
Cincinnati Financial Corp.	197	6,312
CIT Group, Inc.*	180	8,584

	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial — (Continued)
Citigroup, Inc.*	122	$588
CME Group, Inc.	16	4,937
CNA Financial Corp.*	318	8,545
CNO Financial Group, Inc.*	440	2,785
Colonial Properties Trust REIT	22	422
Commerce Bancshares, Inc.	125	5,141
CommonWealth REIT	36	960
Corporate Office Properties Trust REIT	27	987
Credit Acceptance Corp.*	111	6,277
Cullen/Frost Bankers, Inc.	11	636
Delphi Financial Group, Inc., Class A	25	719
Developers Diversified Realty Corp. REIT	28	381
DiamondRock Hospitality Co. REIT*	34	412
Digital Realty Trust, Inc. REIT	16	870
Discover Financial Services	36	741
Douglas Emmett, Inc. REIT	20	369
Duke Realty Corp. REIT	14	192
DuPont Fabros Technology, Inc. REIT	22	504
East West Bancorp, Inc.	187	4,060
Eaton Vance Corp.	177	5,363
Endurance Specialty Holdings, Ltd. (Bermuda)	159	7,392
Entertainment Properties Trust REIT	19	875
Equity Lifestyle Properties, Inc. REIT	20	1,138
Equity One, Inc. REIT	34	634
Equity Residential REIT	19	1,030
Erie Indemnity Co., Class A	131	8,701
Essex Property Trust, Inc. REIT	9	1,044
Everest Re Group, Ltd. (Bermuda)	95	8,007
Extra Space Storage, Inc. REIT	32	615
Federal Realty Investment Trust REIT	14	1,126
Federated Investors, Inc., Class B	158	4,279
Fidelity National Financial, Inc., Class A	582	7,828
Fifth Third Bancorp	88	1,309
First American Financial Corp.	244	3,784
First Citizens BancShares, Inc., Class A	18	3,621
First Niagara Financial Group, Inc.	143	1,985
Forest City Enterprises, Inc., Class A*	71	1,201
Franklin Resources, Inc.	29	3,499
Fulton Financial Corp.	491	5,067

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

January 31, 2011

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial — (Continued)
GAMCO Investors, Inc., Class A	93	$4,137
General Growth Properties, Inc. REIT*	21	311
Genworth Financial, Inc., Class A*	64	868
Goldman Sachs Group, Inc. (The)	33	5,399
Hancock Holding Co.	27	886
Hanover Insurance Group, Inc. (The)	56	2,649
Hartford Financial Services Group, Inc.	176	4,889
Hatteras Financial Corp.	34	972
HCC Insurance Holdings, Inc.	112	3,391
HCP, Inc. REIT	32	1,187
Health Care, Inc. REIT	26	1,276
Healthcare Realty Trust, Inc. REIT	32	672
Highwoods Properties, Inc. REIT	29	950
Home Properties, Inc. REIT	15	835
Hospitality Properties Trust REIT	20	497
Host Hotels & Resorts, Inc. REIT	23	426
Hudson City Bancorp, Inc.	579	6,357
Iberiabank Corp.	34	1,928
IntercontinentalExchange, Inc.*	28	3,374
International Bancshares Corp.	300	5,691
Investors Bancorp, Inc.*	44	586
Janus Capital Group, Inc.	221	2,853
JPMorgan Chase & Co.	180	8,089
KeyCorp	228	2,029
Kilroy Realty Corp. REIT	24	915
Kimco Realty Corp. REIT	36	651
KKR & Co. LP	335	5,022
KKR Financial Holdings, LLC REIT	481	4,646
Knight Capital Group, Inc., Class A*	157	2,176
LaSalle Hotel Properties REIT	15	417
Legg Mason, Inc.	29	961
Liberty Property Trust REIT	27	939
Lincoln National Corp.	265	7,643
Loews Corp.	215	8,611
M&T Bank Corp.	86	7,436
Macerich Co. (The) REIT	16	779
Mack-Cali Realty Corp. REIT	31	1,086
Markel Corp.*	15	6,038
Medical Properties Trust, Inc. REIT	32	351
Mercury General Corp.	195	8,278
MetLife, Inc.	135	6,179
MFA Financial, Inc. REIT	45	368

	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial — (Continued)
Mid-America Apartment Communities, Inc. REIT	19	$1,211
Montpelier Re Holdings, Ltd. (Bermuda)	407	8,079
Morgan Stanley	258	7,585
NASDAQ OMX Group, Inc. (The)*	35	857
National Health Investors, Inc. REIT	18	823
National Retail Properties, Inc. REIT	35	870
Nationwide Health Properties, Inc. REIT	25	939
New York Community Bancorp, Inc.	384	7,035
NewAlliance Bancshares, Inc.	174	2,601
Northern Trust Corp.	56	2,911
Northwest Bancshares, Inc.	273	3,198
NYSE Euronext	203	6,457
Omega Healthcare Investors, Inc. REIT	37	824
OneBeacon Insurance Group, Ltd., Class A	320	4,400
PartnerRe, Ltd. (Bermuda)	108	8,843
People’s United Financial, Inc.	31	400
Piedmont Office Realty Trust, Inc., Class A	26	514
Platinum Underwriters Holdings, Ltd. (Bermuda)	178	7,868
PNC Financial Services Group, Inc.	123	7,380
Popular, Inc. (Puerto Rico)*	545	1,749
Post Properties, Inc. REIT	23	852
Primerica, Inc.	160	3,872
Principal Financial Group, Inc.	27	885
ProAssurance Corp.*	135	7,920
Progressive Corp. (The)	380	7,528
ProLogis REIT	26	388
Prosperity Bancshares, Inc.	141	5,703
Protective Life Corp.	294	8,106
Prudential Financial, Inc.	139	8,550
PS Business Parks, Inc. REIT	19	1,106
Public Storage REIT	10	1,090
Raymond James Financial, Inc.	37	1,340
Realty Income Corp. REIT	29	1,014
Regency Centers Corp. REIT	22	948
Reinsurance Group of America, Inc.	141	8,116
RenaissanceRe Holdings, Ltd. (Bermuda)	136	8,924
RLI Corp.	149	8,027

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

January 31, 2011

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial — (Continued)
Senior Housing Properties Trust REIT	38	$852
Signature Bank NY*	89	4,649
Simon Property Group, Inc. REIT	11	1,116
SL Green Realty Corp. REIT	14	1,019
SLM Corp.*	277	3,992
StanCorp Financial Group, Inc.	121	5,398
State Street Corp.	69	3,224
SVB Financial Group*	87	4,565
Symetra Financial Corp.	455	6,020
T Rowe Price Group, Inc.	24	1,582
Tanger Factory Outlet Centers REIT	30	783
Taubman Centers, Inc. REIT	19	995
TCF Financial Corp.	348	5,199
TD Ameritrade Holding Corp.	18	368
Torchmark Corp.	71	4,423
Transatlantic Holdings, Inc.	169	8,695
Travelers Cos, Inc. (The)	139	7,820
Trustmark Corp.	51	1,223
UDR, Inc. REIT	31	728
UMB Financial Corp.	98	3,984
Unitrin, Inc.	311	8,369
Universal American Corp./NY	22	444
Unum Group	294	7,332
US BanCorp	138	3,726
Validus Holdings, Ltd. (Bermuda)	116	3,526
Valley National Bancorp	374	5,060
Ventas, Inc. REIT	21	1,165
Vornado Realty Trust REIT	12	1,057
Waddell & Reed Financial, Inc., Class A	72	2,601
Washington Federal, Inc.	280	4,841
Washington REIT	25	767
Weingarten Realty Investors REIT	36	883
Wells Fargo & Co.	221	7,165
Westamerica Bancorporation	110	5,500
Weyerhaeuser Co.	22	510
White Mountains Insurance Group, Ltd. (Bermuda)	7	2,380
WR Berkley Corp.	279	7,882
XL Group PLC (Ireland)	60	1,375

		715,328

Industrial — 12.2%
3M Co.	77	6,770
Actuant Corp., Class A	135	3,744

	Number of Shares	Value
COMMON STOCKS — (Continued)
Industrial — (Continued)
Acuity Brands, Inc.	51	$2,815
Aecom Technology Corp.*	114	3,337
Agilent Technologies, Inc.*	60	2,510
Alliant Techsystems, Inc.*	87	6,591
Amerco, Inc.*	6	546
AMETEK, Inc.	95	3,874
Amphenol Corp., Class A	82	4,538
AO Smith Corp.	72	3,082
Applied Industrial Technologies, Inc.	159	5,034
Aptargroup, Inc.	74	3,556
Arrow Electronics, Inc.*	70	2,646
Atlas Air Worldwide Holdings, Inc.*	95	4,827
AVX Corp.	318	4,986
Ball Corp.	38	2,703
Belden, Inc.	55	1,912
Boeing Co. (The)	77	5,350
Brady Corp., Class A	168	5,502
Carlisle Cos, Inc.	67	2,527
CH Robinson Worldwide, Inc.	44	3,392
Chicago Bridge & Iron Co. NV (Netherlands)*	172	5,657
Clean Harbors, Inc.*	37	3,331
Cooper Industries PLC	74	4,533
Crane Co.	129	5,729
Crown Holdings, Inc.*	174	5,805
CSX Corp.	40	2,824
Cubic Corp.	155	7,556
Curtiss-Wright Corp.	76	2,637
Danaher Corp.	104	4,790
Deere & Co.	12	1,091
Dolby Laboratories, Inc., Class A*	108	6,448
Dover Corp.	88	5,641
EMCOR Group, Inc.*	263	7,964
Emerson Electric Co.	80	4,710
Energizer Holdings, Inc.*	94	6,838
EnerSys*	55	1,805
Esterline Technologies Corp.*	59	4,200
FLIR Systems, Inc.*	182	5,649
Flowserve Corp.	45	5,625
Fluor Corp.	96	6,642
Gardner Denver, Inc.	4	289
Garmin, Ltd. (Switzerland)	258	7,954
GATX Corp.	11	366
General Dynamics Corp.	112	8,445

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

January 31, 2011

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Industrial — (Continued)
General Electric Co.	32	$644
Gentex Corp.	21	673
Heartland Express, Inc.	153	2,452
Honeywell International, Inc.	45	2,520
Hubbell, Inc., Class B	113	6,920
IDEX Corp.	104	4,125
Illinois Tool Works, Inc.	111	5,937
Imax Corp. (Canada)*	16	409
Ingersoll-Rand PLC (Ireland)	67	3,162
ITT Corp.	73	4,301
Jabil Circuit, Inc.	38	768
Jacobs Engineering Group, Inc.*	97	4,983
Joy Global, Inc.	63	5,492
Kaydon Corp.	134	5,187
KBR, Inc.	222	7,126
L-3 Communications Holdings, Inc.	93	7,277
Landstar System, Inc.	31	1,284
Leggett & Platt, Inc.	207	4,664
Lockheed Martin Corp.	99	7,880
Manitowoc Co., Inc. (The)	105	1,410
McDermott International, Inc.*	86	1,787
Middleby Corp.*	45	3,681
Molex, Inc.	63	1,647
Nalco Holding Co.	161	4,904
Nordson Corp.	57	5,262
Norfolk Southern Corp.	48	2,937
Northrop Grumman Corp.	111	7,692
Owens-Illinois, Inc.*	84	2,477
Parker Hannifin Corp.	53	4,739
Pentair, Inc.	149	5,389
Precision Castparts Corp.	37	5,291
Raytheon Co.	165	8,248
Regal-Beloit Corp.	58	3,871
Republic Services, Inc.	109	3,362
Rock-Tenn Co., Class A	64	4,272
Rockwell Automation, Inc.	27	2,187
Rockwell Collins, Inc.	85	5,452
Roper Industries, Inc.	59	4,584
Sealed Air Corp.	209	5,578
Silgan Holdings, Inc.	103	3,845
Simpson Manufacturing Co., Inc.	13	387
Snap-On, Inc.	87	4,927
Sonoco Products Co.	100	3,555
SPX Corp.	62	4,860

	Number of Shares	Value
COMMON STOCKS — (Continued)
Industrial — (Continued)
Stericycle, Inc.*	38	$2,983
Tech Data Corp.*	62	2,908
Teledyne Technologies, Inc.*	124	5,866
Tetra Tech, Inc.*	240	5,555
Thomas & Betts Corp.*	126	6,475
Timken Co.	75	3,527
TransDigm Group, Inc.*	61	4,726
Trinity Industries, Inc.	17	474
Tyco International, Ltd. (Switzerland)	121	5,424
Union Pacific Corp.	29	2,744
United Parcel Service, Inc., Class B	43	3,080
United Technologies Corp.	94	7,642
URS Corp.*	102	4,534
Vishay Intertechnology, Inc.*	315	5,197
Wabtec Corp.	32	1,734
Waters Corp.*	54	4,125
Watts Water Technologies, Inc., Class A	162	5,827
Woodward Governor Co.	20	675
Zebra Technologies Corp., Class A*	98	3,812

		452,227

Technology — 11.1%
Activision Blizzard, Inc.	549	6,198
Acxiom Corp.*	122	2,102
Adobe Systems, Inc.*	126	4,164
Advanced Micro Devices, Inc.*	459	3,594
Altera Corp.	175	6,575
Amkor Technology, Inc.*	405	3,297
Analog Devices, Inc.	200	7,766
ANSYS, Inc.*	71	3,724
Apple, Inc.*	22	7,465
Applied Materials, Inc.	367	5,758
Autodesk, Inc.*	64	2,604
Avago Technologies, Ltd. (Singapore)	140	4,019
BMC Software, Inc.*	112	5,342
Broadcom Corp., Class A	71	3,201
Broadridge Financial Solutions, Inc.	342	7,828
CA, Inc.	306	7,283
CACI International, Inc., Class A*	117	6,492
CommVault Systems, Inc.*	80	2,471
Computer Sciences Corp.	100	5,329
Dell, Inc.*	581	7,646
Diebold, Inc.	109	3,342
DST Systems, Inc.	141	6,706

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

January 31, 2011

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology — (Continued)
Dun & Bradstreet Corp.	91	$7,730
EMC Corp./Massachusetts*	141	3,509
Fairchild Semiconductor International, Inc.*	242	4,308
Fidelity National Information Services, Inc.	150	4,565
Fiserv, Inc.*	114	7,042
Fortinet, Inc.*	49	1,884
GT Solar International, Inc.*	589	6,506
Hewlett-Packard Co.	177	8,087
Hittite Microwave Corp.*	77	4,603
IHS, Inc.*	41	3,360
Informatica Corp.*	54	2,506
Intel Corp.	380	8,155
International Business Machines Corp.	47	7,614
Intersil Corp.	316	4,778
Intuit, Inc.*	96	4,505
Jack Henry & Associates, Inc.	135	3,991
KLA-Tencor Corp.	175	7,714
Lam Research Corp.*	144	7,184
Lawson Software, Inc.*	153	1,438
Lexmark International, Inc., Class A*	208	7,247
Linear Technology Corp.	210	7,306
Mantech International Corp., Class A*	199	8,001
Marvell Technology Group, Ltd. (Bermuda)*	327	6,216
Maxim Integrated Products, Inc.	203	5,241
Microchip Technology, Inc.	150	5,471
Micron Technology, Inc.*	323	3,404
MICROS Systems, Inc.*	117	5,352
Microsoft Corp.	299	8,290
MKS Instruments, Inc.*	194	5,570
National Semiconductor Corp.	473	7,171
Novellus Systems, Inc.*	149	5,374
NVIDIA Corp.*	139	3,325
ON Semiconductor Corp.*	377	4,166
Oracle Corp.	161	5,157
Pitney Bowes, Inc.	324	7,867
PMC - Sierra, Inc.*	577	4,512
Progress Software Corp.*	120	3,437
QLogic Corp.*	351	6,251
Quality Systems, Inc.	46	3,673
Quest Software, Inc.*	154	3,976

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology — (Continued)
Rambus, Inc.*	162	$3,319
RealPage, Inc.*	15	411
Riverbed Technology, Inc.*	15	538
Rovi Corp.*	5	309
SanDisk Corp.*	143	6,488
Silicon Laboratories, Inc.*	59	2,624
SolarWinds, Inc.*	177	3,345
Solera Holdings, Inc.	69	3,611
SRA International, Inc.*	174	4,642
SS&C Technologies Holdings, Inc.*	193	3,488
Synopsys, Inc.*	149	4,042
Syntel, Inc.	51	2,844
Teradata Corp.*	98	4,213
Teradyne, Inc.*	414	6,906
Texas Instruments, Inc.	219	7,426
Varian Semiconductor Equipment Associates, Inc.*	54	2,400
Veeco Instruments, Inc.*	171	7,397
VeriFone Systems, Inc.*	15	599
Western Digital Corp.*	183	6,226
Xerox Corp.	357	3,791
Xilinx, Inc.	235	7,567

		411,578

Utilities — 1.3%
AES Corp. (The)*	76	942
Allegheny Energy, Inc.	146	3,764
Ameren Corp.	111	3,149
DPL, Inc.	186	4,869
Energen Corp.	139	7,770
Entergy Corp.	44	3,175
Exelon Corp.	86	3,656
GenOn Energy, Inc.*	623	2,579
Hawaiian Electric Industries, Inc.	26	647
NRG Energy, Inc.*	203	4,212
PPL Corp.	151	3,894
Public Service Enterprise Group, Inc.	128	4,151
UGI Corp.	118	3,699

		46,507

TOTAL COMMON STOCKS (Cost $3,437,211)		3,588,217

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

January 31, 2011

(Unaudited)

	Number of Shares	Value
EXCHANGE TRADED FUNDS — 0.4%
iShares Russell 1000 Value Index Fund	212	$14,051

TOTAL EXCHANGE TRADED FUNDS (Cost $13,953)		14,051

TOTAL INVESTMENTS - 97.0% (Cost $3,451,164)**		3,602,268

OTHER ASSETS IN EXCESS OF LIABILITIES - 3.0%		110,502

NET ASSETS - 100.0%		$3,712,770

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$3,451,164

Gross unrealized appreciation	$185,834
Gross unrealized depreciation	(34,730)

Net unrealized appreciation	$151,104

REIT Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value Select Fund

Portfolio of Investments

January 31, 2011

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 95.1%
Communications — 12.2%
Accenture PLC, Class A (Ireland)	1,000	$51,470
AOL, Inc.*	2,299	54,072
Cisco Systems, Inc.*	1,901	40,206
DISH Network Corp., Class A*	155	3,272
Gannett Co., Inc.	1,483	21,859
Harris Corp.	1,102	51,287
InterDigital, Inc.	577	27,783
j2 Global Communications, Inc.*	1,904	52,550
McGraw-Hill Cos, Inc. (The)	2,266	88,329
Meredith Corp.	1,791	60,357
NeuStar, Inc., Class A*	2,032	54,519
Omnicom Group, Inc.	16	718
Viacom, Inc., Class B	1,258	52,270

		558,692

Consumer, Cyclical — 13.5%
Aeropostale, Inc.*	3,206	77,329
Buckle, Inc. (The)	903	32,282
Carter’s, Inc.*	164	4,543
Coach, Inc.	539	29,155
GameStop Corp., Class A*	2,989	62,978
Gap, Inc. (The)	758	14,607
Iconix Brand Group, Inc.*	984	19,532
J Crew Group, Inc.*	1,995	86,623
Nu Skin Enterprises, Inc., Class A	2,817	84,735
Oshkosh Corp.*	2,268	85,980
Ross Stores, Inc.	1,311	85,477
TJX Cos, Inc.	664	31,467
TRW Automotive Holdings Corp.*	20	1,193

		615,901

Consumer, Non-cyclical — 44.3%
Altria Group, Inc.	3,669	86,258
AmerisourceBergen Corp.	1,445	51,818
Amgen, Inc.*	797	43,899
Apollo Group, Inc., Class A*	261	10,772
Biogen Idec, Inc.*	57	3,732
Bristol-Myers Squibb Co.	3,013	75,867
Cardinal Health, Inc.	28	1,162
Career Education Corp.*	692	15,528
Cephalon, Inc.*	1,208	71,369
Chemed Corp.	589	36,653
Clorox Co.	406	25,533
Colgate-Palmolive Co.	209	16,045
Cubist Pharmaceuticals, Inc.*	2,024	44,407

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer, Non-cyclical — (Continued)
DeVry, Inc.	373	$19,437
Dr Pepper Snapple Group, Inc.	287	10,168
Eli Lilly & Co.	1,600	55,632
Endo Pharmaceuticals Holdings, Inc.*	2,352	78,133
Forest Laboratories, Inc.*	2,704	87,231
FTI Consulting, Inc.*	352	12,837
Gilead Sciences, Inc.*	2,267	87,007
Hansen Natural Corp.*	19	1,076
Herbalife, Ltd. (Cayman Islands)	1,148	74,999
Immucor, Inc.*	653	12,910
Impax Laboratories, Inc.*	1,615	37,500
ITT Educational Services, Inc.*	393	25,875
Johnson & Johnson	607	36,280
Kinetic Concepts, Inc.*	226	10,425
Laboratory Corp. of America Holdings*	235	21,129
Lender Processing Services, Inc.	1,554	49,324
Lincare Holdings, Inc.	235	6,357
Lorillard, Inc.	1,156	86,977
Mastercard, Inc., Class A	333	78,758
McKesson Corp.	1,042	78,327
Medicis Pharmaceutical Corp., Class A	3,282	83,461
Mednax, Inc.*	1,008	66,679
Medtronic, Inc.	131	5,020
Myriad Genetics, Inc.*	574	11,457
Par Pharmaceutical Cos, Inc.*	269	9,609
Philip Morris International, Inc.	796	45,563
Quest Diagnostics, Inc.	521	29,671
Reynolds American, Inc.	2,730	86,841
SAIC, Inc.*	1,918	31,781
Strayer Education, Inc.	206	24,720
Stryker Corp.	30	1,727
Tupperware Brands Corp.	99	4,529
Valassis Communications, Inc.*	1,228	37,258
Vector Group, Ltd.	2,210	35,382
Viropharma, Inc.*	2,064	33,850
Visa, Inc., Class A	923	64,472
Weight Watchers International, Inc.	1,904	73,875
Western Union Co. (The)	1,126	22,835

		2,022,155

Industrial — 11.7%
Chicago Bridge & Iron Co. NV (Netherlands)*	176	5,789

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value Select Fund

Portfolio of Investments (Continued)

January 31, 2011

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Industrial — (Continued)
Cubic Corp.	1,000	$48,750
EMCOR Group, Inc.*	2,545	77,063
Fluor Corp.	184	12,731
Garmin, Ltd. (Switzerland)	2,042	62,955
General Dynamics Corp.	1,158	87,313
KBR, Inc.	650	20,865
L-3 Communications Holdings, Inc.	150	11,738
Lockheed Martin Corp.	675	53,730
Northrop Grumman Corp.	444	30,769
Raytheon Co.	1,731	86,533
United Technologies Corp.	445	36,180

		534,416

Technology — 13.4%
Analog Devices, Inc.	692	26,870
Apple, Inc.*	16	5,429
Broadridge Financial Solutions, Inc.	1,493	34,175
CA, Inc.	2,069	49,242
Dell, Inc.*	2,754	36,243
Dun & Bradstreet Corp.	621	52,754
Hewlett-Packard Co.	944	43,131
Intel Corp.	2,500	53,650
KLA-Tencor Corp.	585	25,787
Lam Research Corp.*	336	16,763
Lexmark International, Inc., Class A*	50	1,742
Mantech International Corp., Class A*	722	29,028
Marvell Technology Group, Ltd. (Bermuda)*	336	6,387
Microsoft Corp.	2,836	78,628
Pitney Bowes, Inc.	2,018	48,997
PMC - Sierra, Inc.*	1,107	8,657

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology — (Continued)
SanDisk Corp.*	285	$12,930
Teradyne, Inc.*	1,389	23,169
Texas Instruments, Inc.	304	10,309
Veeco Instruments, Inc.*	535	23,144
Xilinx, Inc.	735	23,667

		610,702

TOTAL COMMON STOCKS (Cost $4,276,910)		4,341,866

EXCHANGE TRADED FUNDS — 0.2%
iShares Russell 1000 Value Index Fund	152	10,075

TOTAL EXCHANGE TRADED FUNDS (Cost $10,005)		10,075

TOTAL INVESTMENTS - 95.3% (Cost $4,286,915)**		4,351,941

OTHER ASSETS IN EXCESS OF LIABILITIES - 4.7%		214,648

NET ASSETS - 100.0%		$4,566,589

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$4,286,915

Gross unrealized appreciation	$109,588
Gross unrealized depreciation	(44,562)

Net unrealized appreciation	$65,026

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing International Value 400 Fund

Portfolio Holdings Summary Table

January 31, 2011

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the fund:

	% of Net Assets	Value
INDUSTRY CATEGORIES:
Consumer, Non-cyclical	22.9%	$892,462
Consumer, Cyclical	21.9	853,558
Communications	21.3	830,775
Industrial	14.8	577,589
Technology	10.2	398,318
Basic Materials	3.8	147,461
Energy	0.8	32,236
Diversified	0.5	18,363
Financial	0.5	17,843
Exchange Traded Funds	0.3	10,007
Other Assets in Excess of Liabilities	3.0	114,493

NET ASSETS	100.0%	$3,893,105

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing International Value 400 Fund

Portfolio of Investments

January 31, 2011

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 96.8%
Australia — 8.7%
Ansell, Ltd.	1,183	$15,503
APN News & Media, Ltd.	6,556	11,303
Campbell Brothers, Ltd.	233	9,130
Coca-Cola Amatil, Ltd.	1,389	15,559
Computershare, Ltd.	1,548	15,535
CSL, Ltd.	422	15,648
Fairfax Media, Ltd.	11,495	15,465
Flight Centre, Ltd.	663	15,494
Foster’s Group, Ltd.	2,741	15,433
Goodman Fielder, Ltd.	12,316	15,465
JB Hi-Fi, Ltd.	832	15,289
Metcash, Ltd.	3,703	15,499
Monadelphous Group, Ltd.	815	15,732
Myer Holdings, Ltd.	6	22
Orica, Ltd.	616	15,562
Primary Health Care, Ltd.	4,194	15,422
Seek, Ltd.	2,319	15,391
Sonic Healthcare, Ltd.	1,291	15,361
TABCORP Holdings, Ltd.	2,249	15,577
Tatts Group, Ltd.	6,270	15,496
Telstra Corp., Ltd.	5,522	15,408
Ten Network Holdings, Ltd.	10,967	15,301
West Australian Newspapers Holdings, Ltd.	2,499	15,490
Wotif.com Holdings, Ltd.	2,531	10,694

		340,779

Belgium — 1.6%
Anheuser-Busch InBev NV, SP ADR	122	6,748
Belgacom SA	391	14,050
Delhaize Group SA	1	79
Mobistar SA	234	14,611
Omega Pharma	300	15,403
UCB SA	306	10,945

		61,836

Brazil — 2.8%
Anhanguera Educacional
Participacoes SA	111	2,354
Brasil Telecom SA, ADR	285	6,672
Cia de Bebidas das Americas, Pref. ADR	321	8,571
Cia de Concessoes Rodoviarias	86	2,375
Diagnosticos da America SA	472	5,734
Duratex SA	67	643

	Number of Shares	Value
COMMON STOCKS — (Continued)
Brazil — (Continued)
EcoRodovias Infraestrutura e Logistica SA	526	$4,102
Hypermarcas SA*	102	1,214
Klabin SA, Pref. shares	18	61
M Dias Branco SA	301	6,663
Natura Cosmeticos SA	319	8,171
Obrascon Huarte Lain Brasil SA	103	3,574
Randon Participacoes SA, Pref.shares	342	2,370
Redecard SA	877	10,838
Souza Cruz SA	206	9,839
Telecomunicacoes de Sao Paulo SA, ADR	347	8,443
Telemar Norte Leste SA, Pref. shares A	251	7,583
Totvs SA	58	5,637
Ultrapar Participacoes SA, SP ADR	74	4,694
Vivo Participacoes SA, ADR	272	9,259

		108,797

Canada — 4.5%
Alimentation Couche Tard, Inc., Class B	258	6,887
Astral Media, Inc., Class A	337	13,472
BCE, Inc.	104	3,778
Bell Aliant, Inc.	7	189
CAE, Inc.	469	5,962
Canadian Tire Corp., Ltd., Class A	22	1,369
Celestica, Inc.*	999	9,860
CGI Group, Inc., Class A*	595	11,460
Dollarama, Inc.*	450	12,830
Gildan Activewear, Inc.*	6	176
Groupe Aeroplan, Inc.	242	3,311
Lululemon Athletica, Inc.*	60	4,121
Manitoba Telecom Services, Inc.	6	185
Metro, Inc., Class A	325	14,037
Open Text Corp.*	166	8,199
Research In Motion, Ltd.*	243	14,364
Rogers Communications, Inc., Class B	358	12,501
Saputo, Inc.	224	9,351
Shaw Communications, Inc., Class B	103	2,174
Shoppers Drug Mart Corp.	80	2,945
Stantec, Inc.*	402	11,466
TELUS Corp. (non-voting shares)	189	8,979

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing International Value 400 Fund

Portfolio of Investments (Continued)

January 31, 2011

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Canada — (Continued)
Tim Hortons, Inc.	207	$8,483
Transcontinental, Inc., Class A	433	7,364
Westjet Airlines, Ltd.	99	1,357

		174,820

China — 4.9%
361 Degrees International, Ltd.	22,000	15,378
Alibaba.com, Ltd.	7,500	14,814
Baidu, Inc./China, SP ADR*	144	15,643
China Communications Services Corp., Ltd., Class H	24,000	14,683
China Shineway Pharmaceutical Group, Ltd.	5,000	12,608
Dongfeng Motor Group Co., Ltd., Class H	8,000	14,119
GOME Electrical Appliances Holdings, Ltd.*	40,000	15,135
Lenovo Group, Ltd.	24,000	13,914
Mindray Medical International, Ltd., ADR	592	15,487
Sohu.com, Inc.*	223	17,300
Tencent Holdings, Ltd.	500	12,954
Weichai Power Co., Ltd., Class H	2,000	13,583
Zhejiang Expressway Co., Ltd., Class H	16,000	14,878

		190,496

Denmark — 0.9%
Carlsberg A/S, Class B	47	4,683
FLSmidth & Co. A/S	152	13,060
H Lundbeck A/S	851	17,662

		35,405

Finland — 1.9%
Elisa OYJ	404	8,894
Kesko OYJ, Class B	125	6,017
Kone OYJ, Class B	250	13,616
Nokia OYJ, SP ADR	1,533	16,403
Orion OYJ, Class B	564	12,749
Tieto OYJ	67	1,411
Wartsila OYJ	183	14,131

		73,221

France — 6.1%
Cap Gemini SA	283	14,261
Christian Dior SA	60	8,244
Danone	10	602

	Number of Shares	Value
COMMON STOCKS — (Continued)
France — (Continued)
Dassault Systemes SA	49	$3,848
France Telecom SA, SP ADR	539	11,831
Havas SA	3,110	16,321
Iliad SA	13	1,380
Ingenico	2	74
Ipsen SA	69	2,411
Lagardere SCA	61	2,715
Legrand SA	390	15,707
L’Oreal SA	61	7,082
Metropole Television SA	701	17,146
Neopost SA	83	7,513
PagesJaunes Groupe	1,704	17,495
PPR	93	14,866
Publicis Groupe SA	287	14,771
Rexel SA*	155	3,489
Rhodia SA	436	13,002
Sanofi-Aventis SA, ADR	129	4,439
Schneider Electric SA	21	3,275
SEB SA	100	9,940
Societe BIC SA	63	5,410
Societe Television Francaise 1	789	15,323
Sodexo	174	11,976
Vinci SA	112	6,484
Vivendi SA	200	5,733
Zodiac Aerospace	52	3,865

		239,203

Germany — 4.1%
Adidas AG	168	10,463
Aixtron SE	404	16,672
BASF SE	39	3,000
Bayer AG	25	1,844
Beiersdorf AG	278	15,233
Continental AG*	25	1,968
Draegerwerk AG & Co. KGaA, Pref.shares	147	11,587
Fielmann AG	32	2,903
Fresenius Medical Care AG & Co. KGaA	38	2,223
Infineon Technologies AG*	693	7,326
MAN SE	22	2,543
MTU Aero Engines Holding AG	70	4,929
ProSiebenSat.1 Media AG, Pref. shares	443	13,608
SAP AG, SP ADR	193	11,175

See accompanying Notes to the Quarterly Portfolio of Investments. 16

FORMULA INVESTING FUNDS

Formula Investing International Value 400 Fund

Portfolio of Investments (Continued)

January 31, 2011

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Germany — (Continued)
Siemens AG, SP ADR	41	$5,265
Software AG	99	15,622
Stada Arzneimittel AG	185	6,887
United Internet AG, Reg. shares	987	16,372
Wincor Nixdorf AG	144	10,995

		160,615

Gibraltar — 0.3%
PartyGaming PLC*	3,286	10,043

Greece — 0.5%
OPAP SA	883	17,784

Hong Kong — 4.8%
ASM Pacific Technology, Ltd.	1,200	14,322
China Dongxiang Group Co.	36,000	15,699
China Mobile, Ltd., SP ADR	314	15,430
Esprit Holdings, Ltd.	3,200	15,165
Haier Electronics Group Co., Ltd.*	12,000	12,559
Huabao International Holdings, Ltd.	10,000	14,801
Johnson Electric Holdings, Ltd.	21,500	15,305
Li & Fung, Ltd.	2,000	12,967
Ports Design, Ltd.	5,000	13,756
SA SA International Holdings, Ltd.	28,000	15,299
Television Broadcasts, Ltd.	2,000	10,748
VTech Holdings, Ltd.	1,300	14,448
XTEP International Holdings	22,500	14,602

		185,101

Ireland — 1.3%
DCC PLC	86	2,543
Experian PLC	496	6,157
ICON PLC, SP ADR*	476	10,601
Kerry Group PLC, Class A	267	8,653
Paddy Power PLC	94	3,707
Shire PLC	163	4,300
United Business Media, Ltd.	833	9,374
WPP PLC	466	5,766

		51,101

Isle of Man — 0.2%
Playtech, Ltd.	1,165	7,166

Italy — 2.1%
Ansaldo STS SpA	564	8,541
DiaSorin SpA	2	96
Geox SpA	1,307	6,626
Indesit Co. SpA	1,164	12,765
Maire Tecnimont SpA	2,365	11,268

	Number of Shares	Value
COMMON STOCKS — (Continued)
Italy — (Continued)
Mediaset SpA	757	$4,915
Recordati SpA	1,902	17,252
Telecom Italia SpA, SP ADR	756	10,743
Tod’s SpA	104	10,651

		82,857

Japan — 17.5%
Aisin Seiki Co., Ltd.	400	15,180
Asahi Glass Co., Ltd.	1,000	12,463
Brother Industries, Ltd.	800	12,232
Canon, Inc., SP ADR	38	1,868
CyberAgent, Inc.	6	16,923
Daiichi Sankyo Co., Ltd.	600	13,026
Dainippon Sumitomo Pharma Co., Ltd.	200	1,796
Daito Trust Construction Co., Ltd.	100	7,005
Dena Co., Ltd.	400	14,420
Denso Corp.	300	11,038
Ebara Corp.*	2,000	9,722
Eisai Co., Ltd.	400	13,855
Elpida Memory, Inc.*	1,100	15,921
Exedy Corp.	400	13,436
Fast Retailing Co., Ltd.	100	14,559
FCC Co., Ltd.	500	11,343
Fuji Heavy Industries, Ltd.	1,000	8,565
Gree, Inc.	1,000	16,045
Hirose Electric Co., Ltd.	100	10,733
Hoya Corp.	500	11,781
Japan Tobacco, Inc.	4	15,010
JSR Corp.	600	12,368
Kao Corp.	400	10,453
KDDI Corp.	2	11,233
Keihin Corp.	600	13,699
Kose Corp.	500	12,725
Kuraray Co., Ltd.	900	12,632
Kyocera Corp.	100	10,404
Nintendo Co., Ltd., ADR L	454	15,481
Nippon Electric Glass Co., Ltd.	1,000	15,046
Nissin Kogyo Co., Ltd.	600	10,811
Nitto Denko Corp.	300	14,949
Obic Co., Ltd.	60	11,520
Ono Pharmaceutical Co., Ltd.	200	9,722
Oracle Corp. Japan	200	9,150
Point, Inc.	330	15,077
Rinnai Corp.	200	12,646

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing International Value 400 Fund

Portfolio of Investments (Continued)

January 31, 2011

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Japan — (Continued)
Ryohin Keikaku Co., Ltd.	300	$12,902
Sankyo Co., Ltd.	200	11,099
Santen Pharmaceutical Co., Ltd.	400	14,357
Sega Sammy Holdings, Inc.	700	14,020
Shimamura Co., Ltd.	100	8,955
Softbank Corp.	400	13,757
Square Enix Holdings Co., Ltd.	800	13,938
Stanley Electric Co., Ltd.	800	14,990
Sugi Holdings Co., Ltd.	500	11,854
Takata Corp.	400	12,261
Takeda Pharmaceutical Co., Ltd.	300	14,437
Toagosei Co., Ltd.	2,000	9,990
Tokai Rika Co., Ltd.	700	14,012
Toyoda Gosei Co., Ltd.	500	11,672
Toyota Boshoku Corp.	800	14,172
Trend Micro, Inc.	400	12,066
USS Co., Ltd.	190	15,231
Yahoo Japan Corp.	40	15,083

		679,633

Luxemburg — 0.0%
Millicom International Cellular SA	2	187

Mexico — 2.1%
Alfa SAB de CV, Class A	445	4,848
Cemex SAB de CV, SP ADR*	147	1,392
Coca-Cola Femsa SAB de CV, SP ADR	147	11,639
Fomento Economico Mexicano SAB de CV, SP ADR	112	5,944
Grupo Bimbo SAB de CV, Class A	1,333	11,322
Grupo Modelo SAB de CV, Class C	971	5,970
Grupo Televisa SA, SP ADR*	327	7,868
Industrias Penoles SAB de CV	315	10,490
Kimberly-Clark de Mexico SAB de CV, Class A	2,382	13,168
Telefonos de Mexico SAB de CV, SP ADR	618	10,698

		83,339

Netherlands — 3.0%
Akzo Nobel NV	162	10,133
ASM International NV*	156	5,655
ASML Holding NV	298	12,444
Koninklijke DSM NV	70	4,145
Koninklijke KPN NV	745	11,746
Koninklijke Philips Electronics NV	481	14,992

	Number of Shares	Value
COMMON STOCKS — (Continued)
Netherlands — (Continued)
Nutreco NV	66	$4,698
TNT NV	545	14,748
TomTom NV*	1,796	17,737
Unilever NV-CVA	427	12,631
Wolters Kluwer NV	417	9,557

		118,486

New Zealand — 0.4%
Sky City Entertainment Group, Ltd.	6,058	15,334

Norway — 0.3%
Schibsted ASA	360	10,802

Singapore — 1.0%
SembCorp Marine, Ltd.	3,000	12,640
Singapore Post, Ltd.	16,000	14,758
Singapore Technologies Engineering, Ltd.	5,000	12,663

		40,061

South Korea — 1.2%
Kangwon Land, Inc.*	650	15,043
KT&G Corp.	292	15,390
NCSoft Corp.	90	15,451

		45,884

Spain — 0.9%
Antena 3 de Television SA	1,650	17,169
Inditex SA	24	1,814
Zardoya Otis SA	923	14,621

		33,604

Sweden — 4.9%
Alfa Laval AB	603	12,846
Assa Abloy AB, Class B	442	12,027
Atlas Copco AB, Class A	341	8,184
Autoliv, Inc.	197	15,130
Axfood AB	370	13,395
Electrolux AB, Class B	468	13,315
Elekta AB, Class B	196	7,926
Getinge AB, Class B	647	15,709
Meda AB, Class A	2,077	17,148
Modern Times Group AB, Class B	17	1,180
Scania AB, Class B	104	2,335
Securitas AB, Class B	1,201	14,469
SKF AB	336	9,591
Swedish Match AB	510	14,684
Tele2 AB, Class B	566	12,505

See accompanying Notes to the Quarterly Portfolio of Investments. 18

FORMULA INVESTING FUNDS

Formula Investing International Value 400 Fund

Portfolio of Investments (Continued)

January 31, 2011

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Sweden — (Continued)
Telefonaktiebolaget LM Ericsson, SP ADR	1,369	$16,935
TeliaSonera AB	648	5,335

		192,714

Switzerland — 3.8%
ABB, Ltd., SP ADR	523	12,379
Actelion, Ltd., Reg. shares*	131	7,084
Barry Callebaut AG, Reg. shares	1	800
Bucher Industries AG, Reg. shares	4	775
Clariant AG, Reg. shares*	560	9,889
Dufry Group, Reg. shares*	9	1,078
Forbo Holding AG, Reg. shares	2	1,305
Geberit AG, Reg. shares	62	13,083
Informa PLC	1,266	8,738
Kaba Holding AG, Reg. shares, Class B	13	5,233
Kudelski SA, Bearer shares	402	9,049
Kuehne & Nagel International AG, Reg. shares	27	3,492
Nestle SA, Reg. shares	58	3,137
Novartis AG, ADR	171	9,552
Panalpina Welttransport Holding AG, Reg. shares*	20	2,551
Roche Holding AG, SP ADR	358	13,701
Schindler Holding AG, Participation certificate	141	15,743
SGS SA, Reg. shares	6	9,763
Sika AG, Bearer shares	2	4,388
Sulzer AG, Reg. shares	61	8,439
Swisscom AG, Reg. shares	19	8,383

		148,562

Taiwan — 3.8%
Chunghwa Telecom Co., Ltd., ADR	350	10,443
Compal Electronics, Inc.	10,000	13,260
Foxconn Technology Co., Ltd.	2,000	8,094
Gintech Energy Corp.	4,000	12,702
LITE-ON IT Corp.	11,000	12,540
Lite-On Technology Corp.	8,000	10,911
Macronix International	16,000	12,426
Novatek Microelectronics Corp.	3,000	9,981
Powertech Technology, Inc.	3,000	11,262
Richtek Technology Corp.	1,000	7,818
Taiwan Mobile Co., Ltd.	5,000	11,796

	Number of Shares	Value
COMMON STOCKS — (Continued)
Taiwan — (Continued)
Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR	252	$3,294
Tripod Technology Corp.	2,000	9,265
TSRC Corp.	1,000	2,611
Young Fast Optoelectronics Co., Ltd.	1,000	10,022

		146,425

United Kingdom — 12.6%
Aegis Group PLC	5,778	12,911
AMEC PLC	430	8,266
ARM Holdings PLC, SP ADR	13	326
AstraZeneca PLC, SP ADR	369	18,044
Autonomy Corp. PLC*	144	3,451
Aveva Group PLC	208	5,504
BAE Systems PLC	1,352	7,407
British American Tobacco PLC, SP ADR	178	13,193
British Sky Broadcasting Group PLC	169	2,044
Britvic PLC	594	4,268
Burberry Group PLC	651	11,200
Capita Group PLC (The)	745	8,103
Cobham PLC	1,276	4,292
Compass Group PLC	1,683	14,976
Croda International PLC	283	6,754
CSR PLC*	1,258	7,772
Daily Mail & General Trust PLC, Class A	730	6,548
Debenhams PLC*	8,706	9,162
Diageo PLC, SP ADR	78	5,990
Firstgroup PLC	508	3,044
GlaxoSmithKline PLC, SP ADR	465	16,893
Halfords Group PLC	2,688	17,477
Halma PLC	2,101	11,372
Hays PLC	2,634	5,110
Home Retail Group PLC	3,151	10,897
Homeserve PLC	897	6,293
IMI PLC	854	11,915
Imperial Tobacco Group PLC	570	16,289
Inmarsat PLC	188	2,049
ITV PLC*	13,011	16,194
Kingfisher PLC	102	412
Ladbrokes PLC	7,964	16,674
Logica PLC	1,822	3,963
Marks & Spencer Group PLC	582	3,324
Melrose PLC	1,512	7,629

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing International Value 400 Fund

Portfolio of Investments (Continued)

January 31, 2011

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
United Kingdom — (Continued)
Micro Focus International PLC	2,660	$17,478
Mitie Group PLC	3,865	13,515
Morgan Crucible Co. PLC	139	605
National Express Group PLC*	249	975
Next PLC	497	15,739
Pearson PLC	101	1,657
Reckitt Benckiser Group PLC	297	16,152
Rightmove PLC	437	5,852
Rolls-Royce Group PLC	127	1,298
Rotork PLC	369	9,694
Sage Group PLC (The)	3,184	15,051
Serco Group PLC	1,108	9,779
Smith & Nephew PLC, SP ADR	176	9,854
Smiths Group PLC	360	7,843
Spectris PLC	400	8,650
Spirax-Sarco Engineering PLC	25	726
Tate & Lyle PLC	1,040	9,188
Thomas Cook Group PLC	1,303	3,978
Travis Perkins PLC	769	12,466
Ultra Electronics Holdings PLC	256	7,320
Weir Group PLC (The)	200	5,075
William Hill PLC	5,859	17,034

		489,675

United States — 0.6%
NII Holdings, Inc.*	61	2,561
SXC Health Solutions Corp.*	127	6,110
Synthes, Inc.	87	11,483
Thomson Reuters Corp.	113	4,521

		24,675

TOTAL COMMON STOCKS (Cost $3,690,089)		3,768,605

	Number of Shares	Value
EXCHANGE TRADED FUNDS — 0.3%
Vanguard FTSE All-World ex-US	208	$10,007

TOTAL EXCHANGE TRADED FUNDS (Cost $9,936)		10,007

TOTAL INVESTMENTS - 97.1% (Cost $3,700,025)**		$3,778,612

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.9%		114,493

NET ASSETS - 100.0%		$3,893,105

* Non-income producing. ** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:
Aggregate cost		$3,700,025

Gross unrealized appreciation		$128,054
Gross unrealized depreciation		(49,467)

Net unrealized appreciation		$78,587

ADR	American Depository Receipt
Pref.	Preferred
Reg.	Registered
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing International Value Select Fund

Portfolio Holdings Summary Table

January 31, 2011

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the fund:

	% of Net Assets	Value
INDUSTRY CATEGORIES:
Communications	23.6%	$920,437
Consumer, Non-cyclical	21.4	835,601
Consumer, Cyclical	20.1	787,014
Technology	13.0	505,863
Industrial	7.3	286,866
Financial	2.2	87,064
Diversified	1.1	41,812
Other Assets in Excess of Liabilities	11.3	443,230

NET ASSETS	100.0%	$3,907,887

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing International Value Select Fund

Portfolio of Investments

January 31, 2011

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 88.7%
Australia — 7.9%
Fairfax Media, Ltd.	32,604	$43,864
Goodman Fielder, Ltd.	34,933	43,864
Metcash, Ltd.	10,480	43,864
TABCORP Holdings, Ltd.	6,361	44,057
Tatts Group, Ltd.	17,820	44,041
Telstra Corp., Ltd.	15,664	43,708
Ten Network Holdings, Ltd.	31,106	43,398

		306,796

Belgium — 1.1%
Mobistar SA	696	43,458

Brazil — 2.3%
Redecard SA	3,644	45,032
Telecomunicacoes de Sao Paulo SA, ADR	1,825	44,402

		89,434

Canada — 4.6%
Astral Media, Inc., Class A	1,102	44,054
CGI Group, Inc., Class A*	2,306	44,414
Research In Motion, Ltd.*	751	44,392
Rogers Communications, Inc., Class B	1,280	44,698

		177,558

China — 3.3%
361 Degrees International, Ltd.	63,000	44,038
China Communications Services Corp., Ltd., Class H	70,000	42,826
Dongfeng Motor Group Co., Ltd., Class H	24,000	42,357

		129,221

Denmark — 1.1%
H Lundbeck A/S	2,113	43,855

Finland — 2.3%
Nokia OYJ, SP ADR	4,187	44,801
Orion OYJ, Class B	1,929	43,604

		88,405

France — 6.7%
Alstom SA	781	43,590
Cap Gemini SA	869	43,790
Havas SA	8,245	43,269
Metropole Television SA	1,788	43,734
PagesJaunes Groupe	4,188	42,999

	Number of Shares	Value
COMMON STOCKS — (Continued)
France — (Continued)
Vivendi SA	1,511	$43,310

		260,692

Germany — 4.5%
Aixtron SE	1,057	43,618
Beiersdorf AG	801	43,890
SMA Solar Technology AG	434	43,276
United Internet AG, Reg. shares	2,638	43,757

		174,541

Greece — 1.1%
OPAP SA	2,149	43,281

Hong Kong — 4.4%
China Dongxiang Group Co.	98,000	42,736
China Mobile, Ltd., SP ADR	906	44,521
Television Broadcasts, Ltd.	8,000	42,993
VTech Holdings, Ltd.	3,900	43,344

		173,594

Italy — 1.1%
Ansaldo STS SpA	2,923	44,262

Japan — 16.8%
Daito Trust Construction Co., Ltd.	600	42,032
Dena Co., Ltd.	1,200	43,260
Eisai Co., Ltd.	1,300	45,028
Fast Retailing Co., Ltd.	300	43,677
Japan Tobacco, Inc.	12	45,029
Kobayashi Pharmaceutical Co., Ltd.	900	42,105
Nintendo Co., Ltd., ADR L	1,310	44,671
Nippon Electric Glass Co., Ltd.	3,000	45,139
Obic Co., Ltd.	220	42,242
Point, Inc.	950	43,403
Sankyo Co., Ltd.	800	44,396
Sega Sammy Holdings, Inc.	2,200	44,064
Square Enix Holdings Co., Ltd.	2,500	43,555
Takeda Pharmaceutical Co., Ltd.	900	43,311
Tokai Rika Co., Ltd.	2,200	44,038

		655,950

Mexico — 2.3%
Coca-Cola Femsa SAB de CV, SP ADR	568	44,974
Telefonos de Mexico SAB de CV, SP ADR	2,627	45,473

		90,447

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing International Value Select Fund

Portfolio of Investments (Continued)

January 31, 2011

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Netherlands — 3.3%
ASM International NV*	1,175	$42,592
Koninklijke Philips Electronics NV	1,392	43,387
TomTom NV*	4,437	43,818

		129,797

Singapore — 1.1%
SembCorp Marine, Ltd.	10,000	42,132

South Korea — 3.4%
Kangwon Land, Inc.*	1,870	43,277
KT&G Corp.	829	43,694
NCSoft Corp.	258	44,292

		131,263

Spain — 1.1%
Antena 3 de Television SA	4,255	44,276

Sweden — 3.4%
Autoliv, Inc.	571	43,853
Meda AB, Class A	5,267	43,486
Securitas AB, Class B	3,717	44,779

		132,118

Switzerland — 2.2%
Actelion, Ltd., Reg. shares*	785	42,452
Roche Holding AG, SP ADR	1,158	44,317

		86,769

Taiwan — 2.4%
Compal Electronics, Inc.	27,000	35,801
LITE-ON IT Corp.	22,000	25,080
Macronix International	44,000	34,172

		95,053

United Kingdom — 12.3%
AstraZeneca PLC, SP ADR	917	44,841
GlaxoSmithKline PLC, SP ADR	1,225	44,504
Halfords Group PLC	6,746	43,862

	Number of Shares	Value
COMMON STOCKS — (Continued)
United Kingdom — (Continued)
Imperial Tobacco Group PLC	1,540	$44,008
Ladbrokes PLC	20,991	43,947
Micro Focus International PLC	6,640	43,630
Mitie Group PLC	11,957	41,812
Next PLC	1,378	43,639
Reckitt Benckiser Group PLC	809	43,996
Sage Group PLC (The)	9,274	43,839
William Hill PLC	15,023	43,677

		481,755

TOTAL COMMON STOCKS (Cost $3,448,834)		3,464,657

TOTAL INVESTMENTS - 88.7% (Cost $3,448,834)**		$3,464,657

OTHER ASSETS IN EXCESS OF LIABILITIES - 11.3%		443,230

NET ASSETS - 100.0%		$3,907,887

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$3,448,834

Gross unrealized appreciation	$53,961
Gross unrealized depreciation	(38,138)

Net unrealized appreciation	$15,823

ADR	American Depository Receipt
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Notes to the Quarterly Portfolio of Investments

January 31, 2011

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation — The Formula Investing U.S. Value 1000 Fund, Formula Investing U.S. Value Select Fund, Formula Investing International Value 400 Fund, and Formula Investing International Value Select Fund (the “Formula Investing Funds”) each a “Fund” and collectively the “Funds”. The Funds’ net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Funds’ equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, which approximates market value. Any assets held by the Funds that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds determine the daily NAV per share. Foreign securities may trade on weekends or other days when the Funds does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Funds. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions indetermining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2011, in valuing the Funds’ assets carried at fair value:

Funds	Total Value at 01/31/11	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Formula Investing U.S. Value 1000 Fund:
Investments in Securities*	$3,602,268	$3,602,268	$—	$—

FORMULA INVESTING FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2011

(Unaudited)

Funds	Total Value at 01/31/11	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Formula Investing U.S. Value Select Fund: Investments in Securities*	$4,351,941	$4,351,941	$—	$—

Formula Investing International Value 400 Fund: Investments in Securities*	$3,778,612	$3,778,612	$—	$—

Formula Investing International Value Select Fund: Investments in Securities*	$3,464,657	$3,464,657	$—	$—

*	Please refer to Portfolio of Investments for further details.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended January 31, 2011, there were no transfers between Levels 1, 2 and 3.

LATEEF FUND

Portfolio of Investments
January 31, 2011
(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS — 89.1%
Aerospace & Defense — 4.9%
Rockwell Collins, Inc.	160,414	$10,288,954

Banks — 4.8%
State Street Corp.	214,867	10,038,586

Commercial Services — 20.9%
Accenture PLC, Class A	284,440	14,640,127
MasterCard, Inc., Class A	42,602	10,075,799
Robert Half International, Inc.	286,704	8,991,037
Visa, Inc., Class A	143,700	10,037,445

		43,744,408

Computers — 11.9%
EMC Corp.*	407,410	10,140,435
Teradata Corp.*	343,232	14,755,544

		24,895,979

Cosmetics & Personal Care — 4.7%
Colgate-Palmolive Co.	129,540	9,944,786

Diversified Financial Services — 4.9%
Affiliated Managers Group, Inc.*	100,563	10,240,330

Insurance — 9.5%
Aflac, Inc.	255,264	14,698,101
Berkshire Hathaway Inc., Class B*	63,416	5,184,258

		19,882,359

Media — 4.8%
Scripps Networks Interactive, Inc., Class A	217,087	10,094,546

Oil & Gas — 7.2%
Suncor Energy, Inc.	361,202	14,993,495

Pharmaceuticals — 4.8%
Express Scripts, Inc.*	177,791	10,014,967

Telecommunications — 7.1%
QUALCOMM, Inc.	276,383	14,960,612

Transportation — 3.6%
C.H. Robinson Worldwide, Inc.	38,775	2,989,165
Expeditors International of Washington, Inc.	90,123	4,566,532

		7,555,697

TOTAL COMMON STOCKS
(Cost $147,456,905)		186,654,719

TOTAL INVESTMENTS — 89.1%
(Cost $147,456,905)**		186,654,719
OTHER ASSETS IN EXCESS OF LIABILITIES — 10.9%		22,944,526

NET ASSETS — 100.0%		$209,599,245

*	Non-income producing security.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:
	Aggregate cost	$147,456,905

	Gross unrealized appreciation	39,497,033
	Gross unrealized depreciation	(299,219)

	Net unrealized appreciation/depreciation	$39,197,814

See accompanying Notes to the Quarterly Portfolio of Investments.

1

LATEEF FUND

Portfolio of Investments (Continued)
January 31, 2011
(Unaudited)

The Fund had transactions in written options as of January 31, 2011 as follows:

	Number of
	Contracts	Premium

Outstanding, April 30, 2010	480	87,359
Call Options Written	387	125,692
Call Options Closed	(480)	(87,359)
Call Options Exercised	(387)	(125,692)

Outstanding, January 31, 2011	—	$—

For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent prospectus.

See accompanying Notes to the Quarterly Portfolio of Investments.

2

LATEEF FUND

Notes to the Quarterly Portfolio of Investments
January 31, 2011
(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation –  The Lateef Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – the inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2011, in valuing the Fund’s assets carried at fair value:

Level 2
			Other	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	01/31/11	Price	Inputs	Inputs

Investments in Securities*	$186,654,719	$186,654,719	$—	$—

*	Please refer to Portfolio of Investments for further details.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the

3

LATEEF FUND

Notes to the Quarterly Portfolio of Investments (Concluded)
January 31, 2011
(Unaudited)

market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended January 31, 2011, there were no transfers between Levels 1, 2 and 3.

B. Options:

Options  – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may buy put and call options and write covered call and secured put options to hedge against changes in the value of equities. Such options may relate to particular securities or domestic stock indices and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. The risk in writing a call option is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that a Fund pays a premium whether or not the option is exercised. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. A Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes.

Options purchased are recorded as an asset and written options are recorded as liabilities to the extent of premiums paid or received. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

During the nine months ended January 31, 2011, the Fund wrote 387 written options contracts, exercised 387 written options contracts and closed 480 written options contracts. The Fund did not hold any written or purchased options contracts at the end of the period.

4

PEMBERWICK FUND

Portfolio of Investments
January 31, 2011
(Unaudited)

	Par
	Value	Value

CORPORATE BONDS AND NOTES — 55.2%
Basic Materials — 0.0%
Praxair, Inc.
1.75%, 11/15/2012	$40,000	$40,569

Communications — 0.2%
AT&T, Inc.
5.88%, 08/15/2012	40,000	43,058
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/2014	75,000	83,185
New Cingular Wireless Services, Inc.
8.13%, 05/01/2012	90,000	97,973
Verizon Communications, Inc.
4.35%, 02/15/2013	55,000	58,590
Walt Disney Co. (The)
6.38%, 03/01/2012	55,000	58,343

		341,149

Consumer, Cyclical — 0.1%
McDonald’s Corp.
8.88%, 04/01/2011	35,000	35,489
PACCAR, Inc.
6.38%, 02/15/2012	20,000	21,108
Target Corp.
4.00%, 06/15/2013	45,000	48,046
Wal-Mart Stores, Inc.
4.55%, 05/01/2013	40,000	43,130
Wal-Mart Stores, Inc.
7.25%, 06/01/2013	15,000	17,160
Wal-Mart Stores, Inc.
2.25%, 07/08/2015	25,000	25,018

		189,951

Consumer, Non-cyclical — 0.1%
Abbott Laboratories
2.70%, 05/27/2015	15,000	15,372
Baxter International, Inc.
1.80%, 03/15/2013	10,000	10,194
Bottling Group LLC
4.63%, 11/15/2012	10,000	10,672
Coca-Cola Co. (The)
1.50%, 11/15/2015	35,000	33,761
Coca-Cola Enterprises, Inc.
8.50%, 02/01/2012	15,000	16,141
Pepsico, Inc.
3.75%, 03/01/2014	65,000	69,468
Procter & Gamble Co. (The)
4.95%, 08/15/2014	55,000	61,410

		217,018

Energy — 0.1%
ConocoPhillips Australia Funding Co.
5.50%, 04/15/2013	50,000	54,741
Shell International Finance BV
1.88%, 03/25/2013	5,000	5,090
Shell International Finance BV
4.00%, 03/21/2014	10,000	10,743
Shell International Finance Bv
3.10%, 06/28/2015	50,000	51,644

		122,218

Financials — 54.2%
Allstate Life Global Funding Trusts
5.38%, 04/30/2013	30,000	32,648
Bank of America Corp.
0.80%, 09/11/2012 (a)	2,000,000	1,989,818
Bank of America Corp.
5.38%, 09/11/2012	300,000	316,918
Bank of America Corp.
0.63%, 09/15/2014 (a)	2,000,000	1,935,044
Bank of America Corp.
8.00%, 01/30/2018 (b)	2,000,000	2,076,102
Bank of America Corp.
8.13%, 05/15/2018 (b)	3,530,000	3,663,858
Bank of New York Mellon Corp. (The)
4.95%, 11/01/2012	25,000	26,786

See accompanying Notes to the Quarterly Portfolio of Investments.

1

PEMBERWICK FUND

Portfolio of Investments (Continued)
January 31, 2011
(Unaudited)

	Par
	Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Financials — (Continued)

Bank of New York Mellon Corp. (The)
4.30%, 05/15/2014	$75,000	$81,006
Barclays Bank PLC
5.20%, 07/10/2014	100,000	108,645
Berkshire Hathaway Finance Corp.
4.00%, 04/15/2012	90,000	93,555
Berkshire Hathaway Finance Corp.
4.60%, 05/15/2013	85,000	91,370
Berkshire Hathaway Finance Corp.
2.45%, 12/15/2015	17,000	16,996
Blackrock, Inc.
3.50%, 12/10/2014	40,000	41,923
BP Capital Markets PLC
5.25%, 11/07/2013	45,000	49,333
Branch Banking & Trust Co.
4.88%, 01/15/2013	100,000	106,094
Caterpillar Financial Services Corp.
4.70%, 03/15/2012	50,000	52,256
Caterpillar Financial Services Corp.
6.13%, 02/17/2014	15,000	16,959
Charles Schwab Corp. (The)
4.95%, 06/01/2014	20,000	21,788
Citigroup Funding, Inc.
2.13%, 07/12/2012	400,000	409,165
Citigroup, Inc.
5.50%, 04/11/2013	200,000	214,327
Citigroup, Inc.
6.00%, 12/13/2013	100,000	109,730
Citigroup, Inc.
0.43%, 03/07/2014 (a)	2,000,000	1,931,848
Citigroup, Inc.
0.57%, 11/05/2014 (a)	2,525,000	3,432,686
Citigroup, Inc.
6.01%, 01/15/2015	50,000	55,135
Citigroup, Inc.
0.57%, 06/09/2016 (a)	2,000,000	1,835,416
CME Group, Inc.
5.40%, 08/01/2013	40,000	44,038
CME Group, Inc.
5.75%, 02/15/2014	20,000	22,376
Countrywide Financial Corp.
0.73%, 05/07/2012 (a)	5,700,000	5,676,453
Credit Suisse USA, Inc.
6.13%, 11/15/2011	127,000	132,440
Credit Suisse USA, Inc.
5.13%, 01/15/2014	50,000	54,454
Deutsche Bank AG London
5.38%, 10/12/2012	100,000	106,890
Deutsche Bank AG London
4.88%, 05/20/2013	40,000	42,812
General Electric Capital Corp.
5.00%, 11/15/2011	108,000	111,597
General Electric Capital Corp.
4.15%, 05/15/2012	1,000,000	1,024,307
General Electric Capital Corp.
0.38%, 05/29/2012 (a)	1,400,000	1,383,404
General Electric Capital Corp.
5.45%, 01/15/2013	375,000	404,309
General Electric Capital Corp.
0.42%, 03/20/2013 (a)	4,000,000	3,909,832
General Electric Capital Corp.
0.43%, 06/20/2013 (a)	2,000,000	1,947,756
General Electric Capital Corp.
1.30%, 09/23/2013 (a)	406,000	409,263
General Electric Capital Corp.
0.42%, 12/17/2013 (a)	1,400,000	1,349,923
General Electric Capital Corp.
0.42%, 12/20/2013 (a)	1,575,000	1,549,285
General Electric Capital Corp.
0.43%, 03/20/2014 (a)	4,500,000	4,403,844
General Electric Capital Corp.
5.65%, 06/09/2014	35,000	38,625
General Electric Capital Corp.
0.45%, 09/15/2014 (a)	1,400,000	1,365,809

See accompanying Notes to the Quarterly Portfolio of Investments.

2

PEMBERWICK FUND

Portfolio of Investments (Continued)
January 31, 2011
(Unaudited)

	Par
	Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Financials — (Continued)

General Electric Capital Corp.
2.25%, 11/09/2015	$127,000	$122,246
Goldman Sachs Group, Inc. (The)
4.75%, 07/15/2013	45,000	48,036
Goldman Sachs Group, Inc. (The)
5.25%, 10/15/2013	30,000	32,519
Goldman Sachs Group, Inc. (The)
5.00%, 10/01/2014	200,000	216,406
Goldman Sachs Group, Inc. (The)
0.80%, 01/12/2015 (a)	3,400,000	3,322,596
Goldman Sachs Group, Inc. (The)
0.70%, 07/22/2015 (a)	400,000	385,774
Goldman Sachs Group, Inc. (The)
3.70%, 08/01/2015	60,000	61,070
Hartford Life Global Funding Trusts
0.48%, 06/16/2014 (a)	700,000	680,874
HSBC Finance Corp.
6.38%, 10/15/2011	1,000,000	1,038,996
HSBC Finance Corp.
0.65%, 09/14/2012 (a)	2,000,000	1,977,508
HSBC Finance Corp.
0.55%, 01/15/2014 (a)	5,000,000	4,829,245
HSBC Finance Corp.
0.73%, 06/01/2016 (a)	2,000,000	1,867,622
HSBC Holdings PLC
5.25%, 12/12/2012	225,000	239,243
John Deere Capital Corp.
5.40%, 10/17/2011	50,000	51,766
John Deere Capital Corp.
4.95%, 12/17/2012	15,000	16,142
John Deere Capital Corp.
4.90%, 09/09/2013	50,000	54,550
Morgan Stanley
2.00%, 09/22/2011	200,000	202,275
Morgan Stanley
2.79%, 05/14/2013 (a)	2,000,000	2,069,630
Morgan Stanley
4.20%, 11/20/2014	250,000	259,787
Morgan Stanley
0.75%, 10/18/2016 (a)	2,500,000	2,320,585
Morgan Stanley
0.60%, 01/09/2014 (a)	4,000,000	3,871,412
National City Bank
0.65%, 12/15/2016 (a)	2,000,000	1,819,896
Northern Trust Corp.
5.50%, 08/15/2013	50,000	55,312
PNC Funding Corp.
0.50%, 01/31/2014 (a)	2,000,000	1,978,732
Protective Life Secured Trusts
5.45%, 09/28/2012	40,000	42,652
Province of Ontario Canada
2.70%, 06/16/2015	40,000	40,778
Royal Bank of Scotland PLC
2.70%, 08/23/2013 (a)	640,000	650,823
State Street Corp.
4.30%, 05/30/2014	35,000	37,722
U.S. Bancorp
2.88%, 11/20/2014	60,000	61,786
U.S. Bancorp
3.15%, 03/04/2015	25,000	25,750
US Bank NA
0.58%, 10/14/2014 (a)	2,000,000	1,986,682
Wachovia Bank NA
4.80%, 11/01/2014	1,000,000	1,069,620
Wachovia Bank NA
0.67%, 11/03/2014 (a)	7,000,000	6,797,357
Wachovia Corp.
2.06%, 05/01/2013 (a)	1,000,000	1,031,160
Wachovia Corp.
5.50%, 05/01/2013	55,000	59,799

See accompanying Notes to the Quarterly Portfolio of Investments.

3

PEMBERWICK FUND

Portfolio of Investments (Continued)
January 31, 2011
(Unaudited)

	Par
	Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Financials — (Continued)

Wachovia Corp.
4.88%, 02/15/2014	$100,000	$105,506
Wells Fargo & Co.
3.75%, 10/01/2014	200,000	211,441
Wells Fargo & Co.
7.98%, 03/15/2018 (b)	3,500,000	3,762,500
Wells Fargo Capital XV
9.75%, 09/26/2044 (b)	2,000,000	2,207,600

		88,300,221

Industrials — 0.1%
Boeing Co. (The)
5.00%, 03/15/2014	65,000	71,563
Caterpillar, Inc.
7.00%, 12/15/2013	20,000	23,192
Honeywell International, Inc.
4.25%, 03/01/2013	20,000	21,366
United Technologies Corp.
6.10%, 05/15/2012	20,000	21,416

		137,537

Technology — 0.3%
Electronic Data Systems LLC
6.00%, 08/01/2013	200,000	222,763
International Business Machines Corp.
4.75%, 11/29/2012	70,000	75,026
International Business Machines Corp.
6.50%, 10/15/2013	100,000	113,936
Microsoft Corp.
2.95%, 06/01/2014	25,000	26,097
Oracle Corp.
4.95%, 04/15/2013	49,000	53,308

		491,130

Utilities — 0.1%
Alabama Power Co.
5.80%, 11/15/2013	35,000	39,194
Duke Energy Carolinas LLC
5.75%, 11/15/2013	40,000	44,972
Northern States Power Co.
8.00%, 08/28/2012	5,000	5,536

		89,702

TOTAL CORPORATE BONDS AND NOTES
(Cost $87,642,807)		89,929,495

COLLATERALIZED MORTGAGE OBLIGATIONS — 4.5%
Government National Mortgage Association — 0.2%
Series 2002-22, Class GF
6.50%, 03/20/2032	125,092	136,788
Series 2002-51, Class D
6.00%, 07/20/2032	94,598	104,191
Series 2008-50, Class NA
5.50%, 03/16/2037	94,551	103,155

		344,134

Federal National Mortgage Association REMICs — 1.6%
Series 2008-26, Class VJ
5.00%, 03/25/2018	167,710	180,141
Series 2003-92, Class PE
4.50%, 09/25/2018	100,000	107,694
Series 2008-54, Class EA
5.00%, 07/25/2019	64,842	69,907
Series 2005-91, Class DA
4.50%, 10/25/2020	45,765	48,178
Series 2002-91, Class LC
5.00%, 06/25/2022	35,601	37,193
Series 2004-65, Class EJ
5.00%, 05/25/2023	102,305	106,832
Series 2003-80, Class YE
4.00%, 06/25/2023	97,474	102,484
Series 2007-27, Class MQ
5.50%, 04/25/2027	75,903	83,271
Series 2005-59, Class PB
5.50%, 10/25/2028	109,826	112,009

See accompanying Notes to the Quarterly Portfolio of Investments.

4

PEMBERWICK FUND

Portfolio of Investments (Continued)
January 31, 2011
(Unaudited)

	Par
	Value	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — (Continued)
Federal National Mortgage Association REMICs — (Continued)

Series 2005-22, Class UC
5.50%, 01/25/2031	$134,530	$139,146
Series 2003-21, Class PJ
4.50%, 12/25/2031	77,692	80,981
Series 2003-47, Class PD
5.50%, 09/25/2032	125,429	133,213
Series 2005-12, Class JE
5.00%, 09/25/2033	250,000	269,289
Series 2006-59, Class DA
6.50%, 12/25/2033	14,997	15,330
Series 2007-24, Class GA
5.50%, 01/25/2034	72,796	75,431
Series 2005-16, Class PE
5.00%, 03/25/2034	100,000	106,453
Series 2005-48, Class AR
5.50%, 02/25/2035	167,764	184,183
Series 2005-62, Class CQ
4.75%, 07/25/2035	133,376	141,622
Series 2005-84, Class TG
5.00%, 09/25/2035	61,162	64,912
Series 2010-64, Class EH
5.00%, 10/25/2035	248,520	264,367
Series 2005-83, Class LA
5.50%, 10/25/2035	88,665	98,377
Series 2007-39, Class NA
4.25%, 01/25/2037	82,027	84,989

		2,506,002

Federal Home Loan Mortgage Corporation REMICs — 2.7%
Series 2777, Class VX
5.00%, 04/15/2015	90,241	96,401
Series 2630, Class HB
3.50%, 01/15/2017	97,455	98,929
Series 2542, Class ES
5.00%, 12/15/2017	126,120	135,224
Series 2564, Class HJ
5.00%, 02/15/2018	75,000	80,649
Series 2611, Class UH
4.50%, 05/15/2018	130,000	135,447
Series 2617, Class GR
4.50%, 05/15/2018	125,000	133,694
Series 2627, Class MC
4.50%, 05/15/2018	200,000	215,008
Series 2617, Class TK
4.50%, 06/15/2018	190,997	204,037
Series 2649, Class KA
4.50%, 07/15/2018	166,997	177,908
Series 2677, Class JA
5.00%, 09/15/2018	39,950	42,263
Series 2693, Class PE
4.50%, 10/15/2018	100,000	107,820
Series 2746, Class EG
4.50%, 02/15/2019	125,000	133,868
Series 2780, Class JG
4.50%, 04/15/2019	35,768	37,885
Series 2814, Class GB
5.00%, 06/15/2019	75,669	81,175
Series 3461, Class BV
5.00%, 06/15/2019	121,735	130,696
Series 3558, Class AW
4.75%, 08/15/2019	86,740	90,534
Series 2729, Class CM
4.50%, 12/15/2020	67,384	68,542
Series 2639, Class UG
4.00%, 03/15/2022	133,440	139,703
Series 2639, Class UH
4.25%, 03/15/2022	114,758	120,578
Series 2542, Class OB
5.00%, 05/15/2022	68,007	70,897
Series 2503, Class JV
5.50%, 05/15/2022	189,733	202,683
Series 2924, Class EH
5.25%, 03/15/2024	104,509	111,270
Series 3087, Class JB
5.50%, 03/15/2024	56,956	59,981

See accompanying Notes to the Quarterly Portfolio of Investments.

5

PEMBERWICK FUND

Portfolio of Investments (Continued)
January 31, 2011
(Unaudited)

	Par
	Value	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — (Continued)
Federal Home Loan Mortgage Corporation REMICs — (Continued)

Series 3002, Class YD
4.50%, 07/15/2025	$104,322	$111,273
Series 3145, Class KB
5.00%, 11/15/2027	170,000	173,955
Series 2980, Class LB
5.50%, 06/15/2028	24,698	24,702
Series 3104, Class QB
5.00%, 01/15/2029	125,000	127,646
Series 2890, Class PC
5.00%, 07/15/2030	80,000	83,313
Series 2691, Class ME
4.50%, 04/15/2032	100,000	106,764
Series 2741, Class GF
5.50%, 05/15/2032	52,411	54,684
Series 2735, Class OG
5.00%, 08/15/2032	105,000	112,179
Series 2764, Class TE
5.00%, 10/15/2032	100,000	107,668
Series 2802, Class OA
4.50%, 12/15/2032	87,045	90,616
Series 2760, Class PD
5.00%, 12/15/2032	243,000	260,731
Series 2655, Class QA
5.00%, 02/15/2033	31,869	34,100
Series 2827, Class TE
5.00%, 04/15/2033	260,000	280,576
Series 3204, Class MA
5.50%, 02/15/2034	71,355	73,903
Series 2881, Class AE
5.00%, 08/15/2034	111,230	119,549

		4,436,851

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $7,232,878)		7,286,987

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.8%
Federal Home Loan Bank — 4.0%
1.00%, 12/28/2011	1,950,000	1,962,127
5.31%, 12/28/2012	300,000	326,774
1.13%, 04/15/2013 (c)	2,000,000	2,002,996
1.88%, 06/21/2013	1,300,000	1,332,486
2.63%, 09/13/2013	25,000	26,084
4.88%, 12/13/2013	500,000	553,140
5.38%, 06/13/2014	300,000	339,353

		6,542,960

Federal Home Loan Mortgage Corporation — 2.8%
2.13%, 03/23/2012	1,000,000	1,019,787
1.75%, 06/15/2012	2,000,000	2,035,692
1.00%, 08/28/2012	750,000	755,810
4.13%, 09/27/2013	250,000	270,723
2.50%, 01/07/2014	500,000	518,661

		4,600,673

Federal National Mortgage Association — 3.0%
4.88%, 05/18/2012	500,000	528,788
4.00%, 04/15/2013	1,000,000	1,071,238
1.00%, 09/23/2013	1,000,000	999,579
4.13%, 04/15/2014	900,000	980,382
5.00%, 12/01/2014
Pool #255598	76,724	80,123
2.38%, 07/28/2015	350,000	355,201
1.50%, 10/28/2015	150,000	145,329
6.00%, 09/01/2019
Pool #735439	46,577	50,799
5.50%, 06/01/2020
Pool #888601	62,466	67,619
5.00%, 05/01/2023
Pool #254762	98,233	105,142
5.50%, 01/01/2024
Pool #AD0471	106,769	115,377

See accompanying Notes to the Quarterly Portfolio of Investments.

6

PEMBERWICK FUND

Portfolio of Investments (Continued)
January 31, 2011
(Unaudited)

	Par
	Value	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — (Continued)
Federal National Mortgage Association — (Continued)

5.00%, 07/01/2024
Pool #255320	$49,555	$52,842
5.00%, 12/01/2025
Pool #256045	235,852	248,867
7.00%, 04/01/2037
Pool #888366	64,134	72,801

		4,874,087

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $15,893,264)		16,017,720

ASSET BACKED SECURITIES — 5.1%
Ally Auto Receivables Trust
Series 2010-1, Class A3
1.45%, 05/15/2014	25,000	25,206
Ally Auto Receivables Trust
Series 2010-4, Class A3
0.91%, 11/17/2014	107,000	106,464
Ally Auto Receivables Trust
Series 2010-2, Class A4
2.09%, 05/15/2015	100,000	101,420
Ally Auto Receivables Trust
Series 2010-3, Class A4
1.55%, 08/17/2015	38,000	37,638
AmeriCredit Automobile Receivables Trust
Series 2009-1, Class A2
2.26%, 05/15/2012	69,141	69,239
AmeriCredit Automobile Receivables Trust
Series 2010-1, Class A2
0.97%, 01/15/2013	10,870	10,874
AmeriCredit Automobile Receivables Trust
Series 2010-1, Class A3
1.66%, 03/17/2014	15,000	15,084
AmeriCredit Automobile Receivables Trust
Series 2010-A, Class A3
3.51%, 07/06/2017	255,000	264,789
Capital Auto Receivables Asset Trust
Series 2007-3, Class A4
5.21%, 03/17/2014	79,710	81,380
Capital Auto Receivables Asset Trust
Series 2008-1, Class A4A
4.46%, 07/15/2014	264,000	273,068
Capital One Multi-Asset Execution Trust
Series 2006-A6, Class A6
5.30%, 02/18/2014	100,000	100,986
CarMax Auto Owner Trust
Series 2007-1, Class A4
5.24%, 06/15/2012	44,749	45,101
CarMax Auto Owner Trust
Series 2007-2, Class A4
5.27%, 11/15/2012	82,798	84,226
CarMax Auto Owner Trust
Series 2008-1, Class A4A
4.79%, 02/15/2013	74,391	76,044
CarMax Auto Owner Trust
Series 2010-1, Class A3
1.56%, 07/15/2014	145,000	146,131
Chrysler Financial Auto Securitization Trust
Series 2010-A, Class A3
0.91%, 08/08/2013	93,000	93,015
Chrysler Financial Auto Securitization Trust
Series 2009-A, Class A3
2.82%, 01/15/2016	274,779	279,002
Citibank Credit Card Issuance Trust
Series 2008-A5, Class A5
4.85%, 04/22/2015	400,000	432,288

See accompanying Notes to the Quarterly Portfolio of Investments.

7

PEMBERWICK FUND

Portfolio of Investments (Continued)
January 31, 2011
(Unaudited)

	Par
	Value	Value

ASSET BACKED SECURITIES — (Continued)

CNH Equipment Trust
Series 2009-C, Class A3
1.85%, 12/16/2013	$39,995	$40,286
CNH Equipment Trust
Series 2010-A, Class A3
1.54%, 07/15/2014	60,000	60,444
CNH Equipment Trust
Series 2009-B, Class A4
5.17%, 10/15/2014	250,000	262,088
Discover Card Master Trust
Series 2008-A3, Class A3
5.10%, 10/15/2013	250,000	252,368
Ford Credit Auto Owner Trust
Series 2009-A, Class A3A
3.96%, 05/15/2013	174,340	177,101
Ford Credit Auto Owner Trust
Series 2009-B, Class A3
2.79%, 08/15/2013	100,639	101,910
Ford Credit Auto Owner Trust
Series 2009-E, Class A3
1.51%, 01/15/2014	150,000	151,094
Ford Credit Auto Owner Trust
Series 2009-B, Class A4
4.50%, 07/15/2014	350,000	371,273
GE Capital Credit Card Master Note Trust
Series 2009-2, Class A
3.69%, 07/15/2015	200,000	207,677
GE Capital Credit Card Master Note Trust
Series 2009-4, Class A
3.80%, 11/15/2017	100,000	105,730
Harley-Davidson Motorcycle Trust
Series 2009-4, Class A3
1.87%, 02/15/2014	300,000	302,312
Harley-Davidson Motorcycle Trust
Series 2009-2, Class A3
2.62%, 03/15/2014	95,267	96,299
Harley-Davidson Motorcycle Trust
Series 2009-1, Class A4
4.55%, 01/15/2017	275,000	288,497
Honda Auto Receivables Owner Trust
Series 2010-1, Class A2
0.62%, 02/21/2012	59,371	59,394
Honda Auto Receivables Owner Trust
Series 2009-2, Class A3
2.79%, 01/15/2013	179,714	181,613
Household Automotive Trust
Series 2006-3, Class A4
5.34%, 09/17/2013	65,043	65,407
Hyundai Auto Receivables Trust
Series 2010-A, Class A3
1.50%, 10/15/2014	150,000	151,527
Hyundai Auto Receivables Trust
Series 2008-A, Class A4
5.48%, 11/17/2014	130,000	138,158
Hyundai Auto Receivables Trust
Series 2010-B, Class A3
0.97%, 04/15/2015	10,000	10,007
Hyundai Auto Receivables Trust
Series 2009-A, Class A4
3.15%, 03/15/2016	265,000	276,186
John Deere Owner Trust
Series 2009-B, Class A3
1.57%, 10/15/2013	25,000	25,151
Mercedes-Benz Auto Receivables Trust
Series 2009-1, Class A2
0.83%, 03/15/2012	13,151	13,157

See accompanying Notes to the Quarterly Portfolio of Investments.

8

PEMBERWICK FUND

Portfolio of Investments (Continued)
January 31, 2011
(Unaudited)

	Par
	Value	Value

ASSET BACKED SECURITIES — (Continued)

Mercedes-Benz Auto Receivables Trust
Series 2009-1, Class A3
1.67%, 01/15/2014	$300,000	$302,986
Mercedes-Benz Auto Receivables Trust
Series 2010-1, Class A3
1.42%, 08/15/2014	60,000	60,527
Mercedes-Benz Auto Receivables Trust
Series 2009-1, Class A4
2.43%, 03/15/2016	235,000	241,468
Nissan Auto Receivables Owner Trust
Series 2009-A, Class A4
4.74%, 08/17/2015	365,000	385,942
Santander Drive Auto Receivables Trust
Series 2010-2, Class A3
1.24%, 02/17/2014	225,000	225,456
Santander Drive Auto Receivables Trust
Series 2010-3, Class A3
1.20%, 06/16/2014	20,000	20,009
Toyota Auto Receivables Owner Trust
Series 2010-B, Class A3
1.04%, 02/18/2014	500,000	502,255
USAA Auto Owner Trust
Series 2008-1, Class A4
4.50%, 10/15/2013	126,817	129,517
USAA Auto Owner Trust
Series 2009-2, Class A3
1.54%, 02/18/2014	14,588	14,687
USAA Auto Owner Trust
Series 2009-2, Class A4
2.53%, 07/15/2015	115,000	118,456
Volkswagen Auto Loan Enhanced Trust
Series 2010-1, Class A3
1.31%, 01/20/2014	150,000	150,946
World Omni Auto Receivables Trust
Series 2009-A, Class A4
5.12%, 05/15/2014	320,000	339,303
World Omni Auto Receivables Trust
Series 2010-A, Class A4
2.21%, 05/15/2015	275,000	280,889

TOTAL ASSET BACKED SECURITIES
(Cost $8,341,015)		8,352,075

U.S. TREASURY OBLIGATIONS — 11.5%
U.S. Treasury Notes — 11.5%
0.38%, 08/31/2012	2,900,000	2,897,509
0.38%, 10/31/2012	500,000	498,985
0.50%, 11/30/2012	750,000	749,854
0.50%, 10/15/2013	400,000	396,281
0.63%, 12/31/2012	100,000	100,176
0.75%, 05/31/2012	750,000	753,867
0.75%, 08/15/2013	655,000	654,745
0.75%, 09/15/2013	2,200,000	2,196,907
0.88%, 01/31/2012	2,060,000	2,072,232
0.88%, 02/29/2012	3,500,000	3,521,620
1.00%, 09/30/2011	300,000	301,606
1.13%, 06/15/2013	1,610,000	1,625,466
1.25%, 08/31/2015	150,000	146,613
1.25%, 09/30/2015	300,000	292,617
1.38%, 02/15/2012	800,000	808,906
1.38%, 05/15/2013	100,000	101,579
1.50%, 07/15/2012	400,000	406,500
1.75%, 07/31/2015	150,000	150,245
4.00%, 02/15/2015	900,000	990,140

		18,665,848

See accompanying Notes to the Quarterly Portfolio of Investments.

9

PEMBERWICK FUND

Portfolio of Investments (Continued)
January 31, 2011
(Unaudited)

	Par
	Value	Value

U.S. TREASURY OBLIGATIONS — (Continued)

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $18,627,163)		$18,665,848

SHORT-TERM INVESTMENTS — 13.6%
Commercial Paper (d) — 8.2%
American Honda Finance
0.18%, 02/03/2011	$500,000	499,995
Archer Daniels Midland
0.20%, 02/04/2011	1,000,000	999,982
Honeywell
0.19%, 02/22/2011	1,000,000	999,889
John Deere
0.20%, 02/10/2011	1,000,000	999,950
Nestle
0.15%, 02/07/2011	1,000,000	999,972
Pepsico
0.16%, 03/08/2011	379,000	378,941
TD Bank
0.24%, 02/22/2011	5,000,000	4,999,282
Toyota Motor Credit
0.16%, 02/28/2011	1,000,000	999,880
UPS
0.13%, 03/01/2011	1,400,000	1,399,858
Walt Disney
0.17%, 02/22/2011	1,000,000	999,901

		13,277,650

U.S. Government Agency Issue — 5.4%
Federal Home Loan Bank
0.10%, 02/02/2011	3,900,000	3,899,989
Federal Home Loan Bank
0.15%, 02/04/2011	700,000	699,991
Federal Home Loan Bank
0.09%, 02/24/2011	3,450,000	3,449,802
Federal National Mortgage Association
0.12%, 02/14/2011	800,000	799,965

		8,849,747

TOTAL SHORT-TERM INVESTMENTS
(Cost $22,127,415)		22,127,397

TOTAL INVESTMENTS — 99.7%
(Cost $159,864,542)**		162,379,522
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		522,962

NET ASSETS — 100.0%		$162,902,484

(a)	Variable or Floating Rate Security. Rate shown is as of January 31, 2011.
(b)	Fix-to-Float Bond. Rate shown is as of January 31, 2011. Maturity date shown is next call date.
(c)	Step Coupon Bond. Interest rate shown reflects rate at January 31, 2011.
(d)	Rate shown represents the yield at time of purchase.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:
	Aggregate Cost	$159,864,542

	Gross unrealized appreciation	1,643,095
	Gross unrealized depreciation	(128,115)

	Net unrealized appreciation	$1,514,980

REMICs	Real Estate Mortgage Investment Conduit

For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent prospectus.

See accompanying Notes to the Quarterly Portfolio of Investments.

10

PEMBERWICK FUND

Notes to the Quarterly Portfolio of Investments
January 31, 2011
(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation  – The Pemberwick Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued at its last sale price on the NYSE on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the last asked price and the last bid price prior to the market close. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers’ National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the last asked price and the last bid price prior to market close. The value of such securities quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) Stock Market System, but not listed on the National Market System, shall be value at the mean between closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ Stock Market System and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-thecounter market. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – the inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of the Fund’s bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

11

PEMBERWICK FUND

Notes to the Quarterly Portfolio of Investments (Concluded)
January 31, 2011
(Unaudited)

The following is a summary of the inputs used, as of January 31, 2011, in valuing the Fund’s assets carried at fair value:

			Level 2
			Other	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	01/31/11	Price	Inputs	Inputs

Corporate Bonds and Notes	$89,929,495	$—	$89,929,495	$—
Collateralized Mortgage Obligations	7,286,987	—	7,286,987	—
U.S. Government Agency Obligations	16,017,720	—	16,017,720	—
Asset Backed Securities	8,352,075	—	8,352,075	—
U.S. Treasury Obligations	18,665,848	—	18,665,848	—
Short-Term Investments	22,127,397	—	22,127,397	—

Total Investments	$162,379,522	$—	$162,379,522	$—

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended January 31, 2011, there were no transfers between Levels 1, 2 and 3.

12

POLEN GROWTH FUND

Portfolio of Investments
January 31, 2011
(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS — 83.9%
Business Services — 7.9%
Accenture PLC, Class A	5,413	$278,607
MasterCard, Inc., Class A	743	175,727

		454,334

Communications Equipment — 6.7%
QUALCOMM, Inc.	7,167	387,950

Computer Equipment — 9.2%
Apple, Inc.*	1,574	534,090

Consumer Discretionary — 12.0%
Amazon.com, Inc.*	1,012	171,676
Coach, Inc.	4,787	258,929
Starbucks Corp.	8,458	266,681

		697,286

Financials — 4.4%
T. Rowe Price Group, Inc.	3,902	257,220

Internet Software & Services — 6.7%
Google, Inc., Class A*	646	387,832

Medical Equipment — 12.3%
C.R. Bard, Inc.	2,944	277,766
Varian Medical Systems, Inc.*	6,437	434,948

		712,714

Pharmaceuticals — 5.9%
Allergan, Inc.	4,868	343,729

Software — 13.2%
BMC Software, Inc.*	2,335	111,379
Microsoft Corp.	10,034	278,193
Oracle Corp.	11,612	371,932

		761,504

Transportation — 5.6%
C.H. Robinson Worldwide, Inc.	4,174	321,774

TOTAL COMMON STOCKS
(Cost $4,668,656)		4,858,433

TOTAL INVESTMENTS — 83.9%
(Cost $4,668,656)**		4,858,433
OTHER ASSETS IN EXCESS OF LIABILITIES — 16.1%		932,397

NET ASSETS — 100.0%		$5,790,830

*	Non income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:
	Aggregate Cost	$4,668,656

	Gross unrealized appreciation	190,995
	Gross unrealized depreciation	(1,218)

	Net unrealized appreciation	$189,777

See accompanying Notes to the Quarterly Portfolio of Investments.

1

POLEN GROWTH FUND

Notes to the Quarterly Portfolio of Investments
January 31, 2011
(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Polen Growth Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – the inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2011, in valuing the Fund’s assets carried at fair value:

Level 2
			Other	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	01/31/11	Price	Inputs	Inputs

Investments in Securities*	$4,858,433	$4,858,433	$—	$—

*	Please refer to Portfolio of Investments for further details.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended January 31, 2011, there were no transfers between Levels 1, 2 and 3.

2

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Portfolio of Investments
January 31, 2011
(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS — 95.4%
Consumer Discretionary — 9.0%
AutoNation, Inc.*	28,200	$809,622
Dover Downs Gaming & Entertainment, Inc.	156,542	538,504
Eastman Kodak Co.*	78,200	286,212
H&R Block, Inc.	27,325	342,109
International Game Technology	37,500	643,875
John Wiley & Sons, Inc.	15,325	704,184
Marcus Corp. (The)	2,300	27,255

		3,351,761

Consumer Staples — 2.1%
Prestige Brands Holdings, Inc.*	16,200	178,848
Wal-Mart Stores, Inc.	10,525	590,137

		768,985

Energy — 6.6%
Golar LNG, Ltd. (Bermuda)	30,825	537,896
Noble Corp. (Switzerland)	16,375	626,344
Swift Energy Co.*	10,925	466,061
Ultra Petroleum Corp.*	17,600	840,048

		2,470,349

Financials — 13.2%
Bank of Hawaii Corp.	16,100	754,607
Brookline Bancorp, Inc.	3,600	38,988
Dundee Corp., Class A (Canada)*	37,900	839,110
Ezcorp, Inc., Class A*	30,350	816,415
Northern Trust Corp.	12,925	671,842
Oppenheimer Holdings, Inc., Class A	16,225	423,473
Raymond James Financial, Inc.	19,200	695,424
Suffolk Bancorp	17,260	361,942
Willis Group Holdings PLC (Ireland)	8,100	304,398

		4,906,199

Health Care — 16.7%
Alere, Inc.*	22,525	882,304
Covidien PLC (Ireland)	18,200	863,954
Health Management Associates, Inc., Class A*	114,000	1,037,400
Universal Health Services, Inc., Class B	24,950	1,050,395
Valeant Pharmaceuticals International, Inc. (Canada)	32,050	1,170,787
Warner Chilcott PLC, Class A (Ireland)	24,225	581,158
Zimmer Holdings, Inc.*	10,325	610,827

		6,196,825

Industrials — 6.2%
Consolidated Graphics Inc.*	3,525	176,426
Mine Safety Appliances Co.	24,150	752,997
Triumph Group, Inc.	11,730	1,126,432
UTI Worldwide, Inc. (British Virgin Islands)	11,200	245,280

		2,301,135

Information Technology — 35.9%
Avid Technology, Inc.*	3,600	59,940
CA, Inc.	91,475	2,177,105
Cisco Systems, Inc.*	19,500	412,425
CoreLogic, Inc.	17,975	360,399
Electro Rent Corp.	24,980	368,705
Hewlett-Packard Co.	29,050	1,327,295
Imation Corp.*	36,140	365,014
International Business Machines Corp.	725	117,450
Mentor Graphics Corp.*	83,100	1,058,279
Motorola Mobility Holdings, Inc.*	20,737	577,940
Motorola Solutions, Inc.*	23,700	918,849
Novellus Systems, Inc.*	22,975	828,708
Progress Software Corp.*	18,900	541,296
QUALCOMM, Inc.	21,280	1,151,886
Quantum Corp.*	338,850	911,507

See accompanying Notes to the Quarterly Portfolio of Investments.

1

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Portfolio of Investments (Continued)
January 31, 2011
(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Information Technology — (Continued)

SAIC, Inc.*	24,725	$409,693
Symantec Corp.*	101,305	1,783,981

		13,370,472

Materials — 2.6%
Pope Resources LP	25,650	980,600

Telecommunication Services — 1.8%
Sprint Nextel Corp.*	146,300	661,275

Utilities — 1.3%
Black Hills Corp.	8,100	251,180
National Fuel Gas Co.	3,400	232,355

		483,535

TOTAL COMMON STOCKS
(Cost $30,732,060)		35,491,136

TOTAL INVESTMENTS — 95.4%
(Cost $30,732,060)**		35,491,136
OTHER ASSETS IN EXCESS OF LIABILITIES — 4.6%		1,722,215

NET ASSETS — 100.0%		$37,213,351

*	Non income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:
	Aggregate Cost	$30,732,060

	Gross unrealized appreciation	5,315,183
	Gross unrealized depreciation	(556,107)

	Net unrealized appreciation	$4,759,076

For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Prospectus.

See accompanying Notes to the Quarterly Portfolio of Investments.

2

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to the Quarterly Portfolio of Investments
January 31, 2011
(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation  – The Private Capital Management Value Fund (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the FundVantage Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, which approximates market value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – the inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to the Quarterly Portfolio of Investments (Concluded)
January 31, 2011
(Unaudited)

The following is a summary of the inputs used, as of January 31, 2011, in valuing the Fund’s assets carried at fair value:

Level 2
			Other	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	01/31/11	Price	Inputs	Inputs

Investments in Securities*	$35,491,136	$35,491,136	$—	$—

*	Please refer to Portfolio of Investments for further details.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended January 31, 2011, there were no transfers between Levels 1, 2 and 3.

4

TW SMALL CAP GROWTH FUND

Portfolio of Investments

January 31, 2011

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 94.3%
Aerospace & Defense — 2.8%
BE Aerospace, Inc.*	5,059	$195,733
Hexcel Corp.*	13,541	257,550

		453,283

Biotechnology — 4.8%
Alexion Pharmaceuticals, Inc.*	2,070	173,507
BioMarin Pharmaceutical, Inc.*	3,720	94,562
Dendreon Corp.*	3,145	110,201
Pharmasset, Inc.*	2,555	123,815
United Therapeutics Corp.*	4,365	296,733

		798,818

Chemicals — 2.2%
Kraton Performance Polymers, Inc.*	3,420	107,354
Solutia, Inc.*	10,967	256,847

		364,201

Commercial Banks — 1.4%
East West Bancorp, Inc.	4,796	104,121
Zions Bancorporation	5,570	131,341

		235,462

Communications Equipment — 4.2%
Aruba Networks, Inc.*	4,580	98,699
Powerwave Technologies, Inc.*	113,164	394,942
Sonus Networks, Inc.*	71,435	196,446

		690,087

Computers & Peripherals — 0.9%
Quantum Corp.*	54,042	145,373

Consumer Finance — 5.3%
Dollar Financial Corp.*	7,612	233,156

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Finance — (Continued)
First Cash Financial Services, Inc.*	12,890	$425,241
Netspend Holdings, Inc.*	15,270	218,361

		876,758

Diversified Consumer Services — 1.1%
Steiner Leisure, Ltd.*	4,125	182,820

Diversified Telecommunication Services — 0.8%
tw telecom, inc.*	7,400	126,910

Electrical Equipment — 2.1%
EnerSys*	6,295	206,602
Regal-Beloit Corp.	2,035	135,816

		342,418

Electronic Equipment, Instruments & Components — 2.0%
Maxwell Technologies, Inc.*	6,889	124,002
Power-One, Inc.*	19,287	206,371

		330,373

Energy Equipment & Services — 3.9%
CARBO Ceramics, Inc.	1,025	118,039
Key Energy Services, Inc.*	13,805	183,744
Pioneer Drilling Co.*	26,600	235,676
Tetra Technologies, Inc.*	9,053	102,752

		640,211

Food Products — 0.6%
Diamond Foods, Inc.*	2,064	102,725

Health Care Equipment & Supplies — 3.5%
DexCom, Inc.*	7,395	104,306
Masimo Corp.	6,795	203,680
Quidel Corp.*	8,110	110,134
Volcano Corp.*	5,950	156,247

		574,367

See accompanying Notes to the Quarterly Portfolio of Investments.

1

TW SMALL CAP GROWTH FUND

Portfolio of Investments (Continued)

January 31, 2011

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Providers & Services — 4.2%
AMERIGROUP Corp.*	4,320	$226,238
Health Net, Inc.*	7,994	228,069
HMS Holdings Corp.*	1,385	89,111
Mednax, Inc.*	2,310	152,806

		696,224

Health Care Technology — 1.1%
Omnicell, Inc.*	12,710	177,114

Hotels, Restaurants & Leisure — 5.6%
BJ’s Restaurants, Inc.*	2,420	85,499
McCormick & Schmick’s Seafood Restaurants, Inc.*	13,600	122,400
Morgans Hotel Group Co.*	17,410	157,299
Orient-Express Hotels, Ltd.*	14,198	172,648
Red Robin Gourmet Burgers, Inc.*	4,860	100,310
Scientific Games Corp.*	19,804	204,377
WMS Industries, Inc.*	1,988	83,397

		925,930

Household Durables — 1.5%
DR Horton, Inc.	12,340	152,893
SodaStream International, Ltd.*	2,325	99,952

		252,845

Internet & Catalog Retail — 1.6%
Shutterfly, Inc.*	7,696	256,200

Internet Software & Services — 4.4%
Dice Holdings, Inc.*	22,470	293,458
Internap Network Services Corp.*	58,982	429,979

		723,437

	Number of Shares	Value
COMMON STOCKS — (Continued)
IT Services — 1.2%
ExlService Holdings, Inc.*	10,315	$196,604

Life Sciences Tools & Services — 0.3%
eResearchTechnology, Inc.*	6,950	44,688

Machinery — 5.9%
Actuant Corp., Class A	8,070	223,781
Lindsay Corp.	1,615	105,104
Navistar International Corp.*	5,100	330,735
Nordson Corp.	1,200	110,772
Trinity Industries, Inc.	7,031	196,095

		966,487

Metals & Mining — 1.2%
Horsehead Holding Corp.*	8,818	112,077
Kaiser Aluminum Corp.	1,800	85,878

		197,955

Oil, Gas & Consumable Fuels — 4.7%
Brigham Exploration Co.*	5,790	171,442
Carrizo Oil & Gas, Inc.*	4,300	145,555
Energy XXI Bermuda, Ltd.*	3,800	109,478
Goodrich Petroleum Corp.*	7,486	158,853
International Coal Group, Inc.*	7,300	67,525
Rosetta Resources, Inc.*	2,914	116,414

		769,267

Pharmaceuticals — 0.5%
MAP Pharmaceuticals, Inc.*	5,840	89,790

Professional Services — 3.5%
Acacia Research - Acacia Technologies*	6,572	160,357
Advisory Board Co. (The)*	2,370	117,220
Hudson Highland Group, Inc.*	28,873	159,379

See accompanying Notes to the Quarterly Portfolio of Investments.

2

TW SMALL CAP GROWTH FUND

Portfolio of Investments (Continued)

January 31, 2011

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Professional Services — (Continued)
TrueBlue, Inc.*	8,150	$139,039

		575,995

Real Estate Management & Development — 2.3%
Jones Lang LaSalle, Inc.	4,365	386,914

Road & Rail — 1.6%
Kansas City Southern*	3,181	158,986
Marten Transport, Ltd.	5,020	106,976

		265,962

Semiconductors & Semiconductor Equipment — 7.1%
Cavium Networks, Inc.*	4,675	184,849
Mindspeed Technologies, Inc.*	32,646	229,175
Netlogic Microsystems, Inc.*	5,795	202,014
Spreadtrum Communications, Inc., ADR*	6,752	145,168
Veeco Instruments, Inc.*	1,835	79,382
Volterra Semiconductor Corp.*	13,123	326,107

		1,166,695

Software — 6.4%
Ariba, Inc.*	3,425	96,208
CommVault Systems, Inc.*	4,865	150,280
Kenexa Corp.*	3,030	62,842
Parametric Technology Corp.*	12,171	270,561
Radiant Systems, Inc.*	4,580	83,585
Solera Holdings, Inc.	2,070	108,323
Sourcefire, Inc.*	7,655	188,390
VanceInfo Technologies, Inc., ADR*	2,810	98,069

		1,058,258

	Number of Shares	Value
COMMON STOCKS — (Continued)
Specialty Retail — 3.3%
Guess?, Inc.	4,535	$194,007
Monro Muffler Brake, Inc.	2,020	66,822
Pier 1 Imports, Inc.*	18,935	177,421
Select Comfort Corp.*	11,161	113,396

		551,646

Textiles, Apparel & Luxury Goods — 1.9%
Deckers Outdoor Corp.*	1,295	95,040
Warnaco Group, Inc. (The)*	4,320	220,666

		315,706

Trading Companies & Distributors — 0.4%
Rush Enterprises, Inc.*	3,307	63,064

TOTAL COMMON STOCKS (Cost $15,228,501)		15,544,587

TOTAL INVESTMENTS - 94.3% (Cost $15,228,501)**		15,544,587

OTHER ASSETS IN EXCESS OF LIABILITIES - 5.7%		931,859

NET ASSETS - 100.0%		$16,476,446

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$15,228,501

Gross unrealized appreciation	662,968
Gross unrealized depreciation	(346,882)

Net unrealized appreciation	$316,086

ADR American Depositary Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

3

TW SMALL CAP GROWTH FUND

Portfolio of Investments (Continued)

January 31, 2011

(Unaudited)

For information regarding the Fund’s policy for valuation of investments and other significant accounting polices, please refer to the Fund’s most recent prospectus.

See accompanying Notes to the Quarterly Portfolio of Investments.

4

TW SMALL CAP GROWTH FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2011

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The TW Small Cap Growth Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions indetermining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

TW SMALL CAP GROWTH FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2011

(Unaudited)

The following is a summary of the inputs used, as of January 31, 2011, in valuing the Fund’s assets carried at fair value:

	Total Market Value at 1/31/11	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$15,544,587	$15,544,587	$—	$—

* Please refer to Portfolio of Investments for further details.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended January 31, 2011, there were no transfers between Level 1, 2 and 3.

6

WHV FUNDS

WHV International Equity Fund

Portfolio Holdings Summary Table

January 31, 2011

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the fund:

	% of Net Assets	Value
COMMON STOCKS:
Energy Equipment & Services	29.8%	$60,426,132
Metals & Mining	12.4	25,101,302
Oil, Gas & Consumable Fuels	9.9	20,173,170
Chemicals	9.4	19,034,385
Road & Rail	7.0	14,213,562
Food Products	5.8	11,830,018
Electrical Equipment	3.3	6,584,776
Machinery	2.8	5,735,036
Beverages	2.3	4,738,560
Insurance	2.1	4,182,805
Tobacco	1.9	3,856,834
Pharmaceuticals	1.7	3,525,045
Real Estate Management & Development	1.3	2,539,756
Capital Markets	0.7	1,504,779
Trading Companies & Distributors	0.2	415,245
Other Assets in Excess of Liabilities	9.4	18,957,323

NET ASSETS	100.0%	$202,818,728

See accompanying Notes to the Quarterly Portfolio of Investments.

1

WHV FUNDS

WHV International Equity Fund

Portfolio of Investments

January 31, 2011

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 90.7%
Australia — 4.4%
BHP Billiton Ltd., SP ADR	99,705	$8,876,736

Bermuda — 6.1%
Bunge Ltd.	42,240	2,875,277
Nabors Industries Ltd.*	311,977	7,612,239
PartnerRe, Ltd. (Bermuda)	21,955	1,797,675

		12,285,191

Brazil — 4.7%
Petroleo Brasileiro SA, ADR	51,210	1,880,943
Vale SA, SP ADR	219,390	7,641,354

		9,522,297

Canada — 26.0%
Agrium, Inc.	62,900	5,559,731
Brookfield Asset Management, Inc., Class A	77,835	2,539,756
Canadian National Railway Co.	101,295	6,877,931
Canadian Natural Resources Ltd.	143,650	6,395,298
Canadian Pacific Railway Ltd.	109,275	7,335,631
Ensign Energy Services, Inc.	10	162
Finning International, Inc.	14,250	415,245
Manulife Financial Corp.	63,305	1,104,039
Potash Corp. of Saskatchewan, Inc.	60,010	10,668,578
Suncor Energy, Inc.	204,225	8,477,380
Talisman Energy, Inc.	149,195	3,419,549

		52,793,300

France — 0.6%
AXA SA, SP ADR	60,315	1,281,091

	Number of Shares	Value
COMMON STOCKS — (Continued)
Germany — 1.2%
BASF SE, SP ADR	31,355	$2,423,741

Ireland — 6.1%
Cooper Industries PLC	107,489	6,584,776
Ingersoll-Rand PLC (Ireland)	121,505	5,735,036

		12,319,812

Luxemburg — 3.3%
Tenaris SA, ADR	141,520	6,675,498

Netherlands — 4.8%
Core Laboratories NV (Netherlands)	73,250	6,684,795
Unilever NV, NY Shares	103,775	3,074,853

		9,759,648

Netherlands Antilles — 4.7%
Schlumberger Ltd.	107,420	9,559,306

Norway — 0.2%
Yara International ASA, ADR	6,785	382,335

Switzerland — 20.1%
Nestle SA, SP ADR	108,445	5,879,888
Noble Corp	255,305	9,765,416
Novartis AG, ADR	63,105	3,525,045
Transocen Ltd.*	120,985	9,670,331
UBS AG*	83,785	1,504,779
Weatherford International Ltd.*	440,910	10,458,385

		40,803,844

United Kingdom — 8.5%
British American Tobacco PLC, SP ADR	52,035	3,856,834
Diageo PLC, SP ADR	61,700	4,738,560

See accompanying Notes to the Quarterly Portfolio of Investments.

2

WHV FUNDS

WHV International Equity Fund

Portfolio of Investments (Continued)

January 31, 2011

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
United Kingdom — (Continued)
Rio Tinto PLC, SP ADR	123,535	$8,583,212

		17,178,606

TOTAL COMMON STOCKS (Cost $151,585,487)		183,861,405

TOTAL INVESTMENTS - 90.7% (Cost $151,585,487)**		183,861,405

OTHER ASSETS IN EXCESS OF LIABILITIES - 9.3%		18,957,323

NET ASSETS - 100.0%		$202,818,728

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$151,585,487

Gross unrealized appreciation	32,470,371
Gross unrealized depreciation	(194,453)

Net unrealized appreciation	$32,275,918

ADR	American Depositary Receipt
SP ADR	Sponsored Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

3

WHV FUNDS

WHV Emerging Markets Equity Fund

Portfolio Holdings Summary Table

January 31, 2011

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the fund:

	% of Net Assets	Value
INDUSTRY CATEGORIES:
Oil, Gas & Consumable Fuels	19.7%	$29,944
Commercial Banks	12.5	18,892
Wireless Telecommunication Services	8.7	13,247
Metals & Mining	8.5	12,917
Internet Software & Services	5.3	8,099
Beverages	4.5	6,809
Chemicals	4.1	6,150
Energy Equipment & Services	3.7	5,660
Life Sciences Tools & Services	3.2	4,777
IT Services	3.1	4,740
Water Utilities	3.1	4,709
Pharmaceuticals	2.9	4,468
Software	2.6	3,948
Semiconductors & Semiconductor Equipment	2.2	3,333
Hotels, Restaurants & Leisure	2.0	3,087
Food & Staples Retailing	2.0	3,053
Diversified Telecommunication Services	1.6	2,353
Other Assets in Excess of Liabilities	10.3	15,596

NET ASSETS	100.0%	$151,782

See accompanying Notes to the Quarterly Portfolio of Investments.

4

WHV FUNDS

WHV Emerging Markets Equity Fund

Portfolio of Investments

January 31, 2011

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 89.7%
Argentina — 3.7%
Tenaris SA, ADR	120	$5,660

Brazil — 20.0%
Cia Brasileira de Distribuicao Grupo Pao de Acucar, SP PRF ADR	80	3,053
Cia de Bebidas das Americas, Pref. ADR	255	6,809
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	95	4,709
Itau Unibanco Holding SA, PRF ADR	210	4,515
OGX Petroleo e Gas Participacoes SA, SP ADR*	380	3,952
Vale SA, SP ADR	210	7,314

		30,352

Chile — 4.1%
Sociedad Quimica y Minera de Chile SA, SP ADR	115	6,150

China — 24.0%
CNOOC Ltd., ADR	35	7,793
Ctrip.com International Ltd., ADR*	75	3,087
Longtop Financial Technologies Ltd., SP ADR*	120	3,948
PetroChina Co. Ltd., ADR	25	3,482
Sina Corp.*	95	8,099
WuXi PharmaTech Inc., ADR*	280	4,777
Yanzhou Coal Mining Co. Ltd., SP ADR	180	5,252

		36,438

	Number of Shares	Value
COMMON STOCKS — (Continued)
Columbia — 1.9%
BanColombia SA, SP ADR	50	$2,922

India — 8.6%
Dr. Reddy’s Laboratories Ltd., ADR	125	4,468
ICICI Bank Ltd., SP ADR	90	3,901
Infosys Technologies Ltd., SP ADR	70	4,740

		13,109

Indonesia — 1.5%
PT Telekomunikasi Indonesia Tbk, SP ADR	70	2,353

Mexico — 3.2%
America Movil SAB de CV, Series L, ADR	85	4,844

Peru — 6.1%
Credicorp Ltd.	35	3,649
Southern Copper Corp.	125	5,603

		9,252

Russia — 2.9%
Lukoil OAO, SP ADR	70	4,338

South Africa — 3.4%
Sasol Ltd., SP ADR	105	5,127

South Korea — 5.3%
KB Financial Group, Inc., ADR*	75	3,905
SK Telecom Co. Ltd., ADR	240	4,152

		8,057

Taiwan — 2.2%
Taiwan Semiconductor Manufacturing Co. Ltd., SP ADR	255	3,333

See accompanying Notes to the Quarterly Portfolio of Investments.

5

WHV FUNDS

WHV Emerging Markets Equity Fund

Portfolio of Investments (Continued)

January 31, 2011

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Turkey — 2.8%
Turkcell Iletisim Hizmet AS, ADR	275	$4,251

TOTAL COMMON STOCKS (Cost $142,456)		136,186

TOTAL INVESTMENTS - 89.7% (Cost $142,456)**		136,186

OTHER ASSETS IN EXCESS OF LIABILITIES - 10.3%		15,596

NET ASSETS - 100.0%		$151,782

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$142,456

Gross unrealized appreciation	2,439
Gross unrealized depreciation	(8,709)

Net unrealized depreciation	$(6,270)

ADR	American Depositary Receipt
PRF ADR	Preferred American Depositary
Receipt
SP ADR	Sponsored American Depositary
Receipt
SP PRF ADR	Sponsored Preferred American
Depositary Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

6

WHV FUNDS

Notes to the Quarterly Portfolio of Investments

January 31, 2011

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — WHV International Equity Fund and WHV Emerging Markets Fund’s (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or offical closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the FundVantage Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, which approximates market value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

7

WHV FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2011

(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2011, in valuing the Funds’ assets carried at fair value:

Funds	Total Value at 1/31/11	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
WHV International Equity Fund:
Investments in Securities*	$183,861,405	$183,861,405	$—	$—

WHV Emerging Markets Equity Fund:
Investments in Securities*	$136,186	$136,186	$—	$—

*	Please refer to Portfolio of Investments for further details.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended January 31, 2011, there were no transfers between Level 1 and 2.

8

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FundVantage Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and Chief Executive Officer
(principal executive officer)

Date	March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and Chief Executive Officer
(principal executive officer)

Date	March 25, 2011

By (Signature and Title)*	/s/ James G. Shaw
James G. Shaw, Treasurer and Chief Financial Officer
(principal financial officer)

Date	March 25, 2011

*	Print the name and title of each signing officer under his or her signature.